AUGUST 31, 2001

ANNUAL REPORT

INVESCO COUNSELOR
SERIES FUNDS, INC.

ADVANTAGE FUND

ADVANTAGE GLOBAL HEALTH
SCIENCES FUND

GLOBAL GROWTH FUND

"...WE'VE BEEN PICKING STOCKS THE SAME WAY WE ALWAYS HAVE: BY ANALYZING CHARACTERISTICS LIKE LONG-TERM EARNINGS POWER, PRODUCT CYCLES, AND PLATFORMS FOR GROWTH FROM THE BOTTOM UP."

SEE PAGE 10

[INVESCO ICON]  INVESCO(R)

[PHOTOGRAPH OF MARK WILLIAMSON OMITTED]

FELLOW SHAREHOLDER:

FINANCIAL MARKETS, LIKE AMERICA HERSELF, WILL PROVE RESILIENT

No one knows with certainty how the tragic events of September 11 will affect financial markets and the economy over the short term.

But, not surprisingly, Americans have already demonstrated that our indomitable spirit will not be broken. Although the terrorist attacks were horrific, and we have seen volatility in financial markets intensify over the short term, most investors today remain confident in the resiliency and courage of the American will.

Longer term, uncertainties will surely persist. But I remain confident that our way of life will return to normalcy and hope that you share this confidence, too. We will get through the current events, just like we have in the past. From Pearl Harbor to the assassination of President John F. Kennedy to the Gulf War, the United States and our financial markets have persevered, recovered and eventually thrived.

As we navigate the uncertainties of the coming months, I encourage you to maintain perspective. Whether you're a long-term investor saving for retirement or if you're planning to send your child to college next fall, I encourage you to assess your ability to tolerate risk and to take the appropriate actions.

In the following pages, you'll receive an update on how your INVESCO funds have performed over the past year. If you'd like to discuss your portfolio or have questions about your funds, please call us. As always, we will be here for you, and we will do what we can to help you achieve your goals.

Together, we will get through these dark days and will enjoy the brighter times ahead.

Sincerely,

/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"IN A YEAR CHARACTERIZED BY VOLATILITY, THE FUND'S ABILITY TO USE LEVERAGE TO PURCHASE MORE OF THOSE STOCKS REPRESENTING OUR BEST IDEAS AND TAKE SHORT POSITIONS IN UNDERPERFORMERS SERVED US WELL."

PAGE 5

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN................................1

FUND REPORTS............................................3

AN INTERVIEW WITH TOM WALD.............................10

MARKET HEADLINES.......................................12

INVESTMENT HOLDINGS....................................13

FINANCIAL STATEMENTS...................................26

NOTES TO FINANCIAL STATEMENTS..........................38

FINANCIAL HIGHLIGHTS...................................48

OTHER INFORMATION......................................57

                      INVESCO COUNSELOR SERIES FUNDS, INC.
                                  TOTAL RETURN
                             PERIODS ENDED 8/31/01*

                                                                                                                    MANAGER'S
                                                        CUMULATIVE                                                     REPORT
FUND (INCEPTION)                                        6 MONTHS      1 YEAR       5 YEARS+     SINCE INCEPTION**      PAGE #
-----------------------------------------------------------------------------------------------------------------------------
ADVANTAGE FUND - CLASS A with Sales Charge (8/00)        (23.99%)    (25.57%)        N/A            (23.35%)+            3
ADVANTAGE FUND - CLASS A (8/00)                          (19.54%)    (21.20%)        N/A            (18.99%)+            3
ADVANTAGE FUND - CLASS B (8/00)                          (24.92%)    (26.83%)        N/A            (23.57%)+            3
ADVANTAGE FUND - CLASS C (8/00)                          (20.85%)    (22.94%)        N/A            (20.72%)+            3
ADVANTAGE GLOBAL HEALTH SCIENCES FUND -
CLASS A with Sales Charge (1/92)                         (13.01%)    (33.00%)        9.01%           10.07%+             5
ADVANTAGE GLOBAL HEALTH SCIENCES FUND -
CLASS A (1/92)                                            (7.96%)    (29.09%)       10.26%           10.72%+             5
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS B (5/01)      N/A        N/A           N/A             (2.70%)             5
ADVANTAGE GLOBAL HEALTH SCIENCES FUND - CLASS C (5/01)      N/A        N/A           N/A             (0.30%)             5
GLOBAL GROWTH FUND - CLASS A WITH SALES CHARGE (11/00)   (28.95%)      N/A           N/A            (51.51%)             8
GLOBAL GROWTH FUND - CLASS A (11/00)                     (24.78%)      N/A           N/A            (48.70%)             8
GLOBAL GROWTH FUND - CLASS B (11/00)                     (30.00%)      N/A           N/A            (54.00%)             8
GLOBAL GROWTH FUND - CLASS C (11/00)                     (26.29%)      N/A           N/A            (50.20%)             8

* PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE FUND'S CLASS A PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE OF 5.50%. THE FUNDS' CLASS B AND CLASS C PERFORMANCE REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR THE PERIODS SHOWN. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC OF CLASS C SHARES IS 1% FOR THE FIRST 13 MONTHS AFTER PURCHASE. THE PERFORMANCE OF THE FUND'S CLASS A, CLASS B AND CLASS C SHARES WILL DIFFER DUE TO THE DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.
+  AVERAGE ANNUALIZED
** FOR FUNDS INTRODUCED MORE RECENTLY.

YOUR FUND'S REPORT

ADVANTAGE FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

The past year proved challenging for equity markets in general, and growth stocks in particular. The weakening of the economy led to a relentless stream of earnings disappointments that only intensified as the year progressed. In this volatile environment, there were few areas of strength within the realm of growth stocks, with investors turning to other investments deemed more defensive, such as bonds and value stocks. Indeed, growth stocks trailed their value-oriented counterparts by one of the largest margins ever over the course of the fiscal year.

--------------------------------------------------------------------------------
                                 ADVANTAGE FUND
                              TOP 10 LONG POSITIONS
                       % OF TOTAL NET ASSETS AS OF 8/31/01
--------------------------------------------------------------------------------
Waste Management.....................................3.14%
Equity Office Properties Trust.......................2.91%
Tenet Healthcare.....................................2.82%
Sprint Corp PCS Series 1 Shrs........................2.72%
Johnson & Johnson....................................2.68%
Abbott Laboratories..................................2.52%
Sprint Corp..........................................2.37%
Alexandria Real Estate Equities......................2.32%
Intel Corp...........................................2.23%
LSI Logic............................................2.20%
HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

In spite of its growth emphasis, Advantage Fund managed to outperform its benchmark -- a notable feat considering the unfavorable market conditions. The value of the fund's Class A (without sales charge) shares lost 21.20% for the 12-month period ended August 31, while the broader Russell 3000 Index(2) dropped 24.51%. Furthermore, it's important to realize that the Russell 3000 contains value stocks as well as growth stocks. The Russell 3000 Growth Index(2) lost 44.61% during the period. Of course, we are never pleased to see the fund decline, but took some solace in seeing the fund outpace the majority of its growth-oriented peers. (Of course, past performance is not a guarantee of future results.)(1),(2)

THE FUND'S FLEXIBILITY PROVIDES A BOOST

The fund's performance was aided by the fund's investment flexibility, which is designed to capitalize on both expanding and contracting markets. Indeed, the fund's flexible charter allowed us to use a number of special investment tools to manage the market's slowdown.

Specifically, taking short positions in fundamentally weak companies was a successful strategy we used to dampen the fund's volatility. For example, we identified vulnerabilities in some genomic database companies. These firms -- which sell data to other health sciences companies that work on the actual development of new drugs -- appeared to us to have flawed business plans. After all, once the data is sold, there is little room for additional growth. And, in fact, our hedges in this area benefited the fund -- one of many instances in which we were able to use the market's downside to our advantage.

The fund also may invest in initial public offerings (IPOs), and this tactic worked well early in the year when we purchased shares of CoSign, a technology company specializing in virtual private networks. Though we later sold our shares to evade the company's deteriorating fundamentals, we were pleased to be able to profit from CoSign's IPO. And, looking forward, when the IPO market picks up again, we may be able to use this strategy to even greater effect in a more favorable environment.

Less successful were our long positions in a variety of growth stocks that have yet to rebound. It was admittedly difficult to maintain such positions given the market climate. However, as committed growth investors, we feel that this strategy will ultimately prove beneficial to the fund.

ENERGY FLUCTUATES, TECHNOLOGY BECKONS

Though no one sector dominated during such a volatile year, our exposure to energy stocks in the first half clearly aided the fund's performance. Our most notable holding in this space was Barrett Resources, which was able to capitalize on tight industry capacity and surging prices in the natural gas market. (The company was later bought out, and is no longer a holding.)

LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS A
             GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class A to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 8/31/01.

            INVESCO ADVANTAGE FUND -
            CLASS A                             RUSSELL 3000 INDEX(2)

8/00        $10,000                             $10,000
8/01        $ 7,626                             $ 7,549

LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS B
             GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class B to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 8/31/01.

            INVESCO ADVANTAGE FUND -
            CLASS B                             RUSSELL 3000 INDEX(2)

8/00        $ 10,000                            $ 10,000
8/01        $  7,604                            $  7,549

LINE GRAPH:  INVESCO ADVANTAGE FUND - CLASS C
             GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Fund - Class C to the value of a $10,000 investment in the Russell 3000 Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 8/31/01.

            INVESCO ADVANTAGE FUND -
            CLASS C                            RUSSELL 3000 INDEX(2)

8/00        $10,000                            $ 10,000
8/01        $ 7,894                            $  7,549

As the year progressed, energy became less successful because of lower oil and gas prices. Yet, we expect to increase our exposure to this sector again in the future, as we feel that long-term supply and demand is tighter than many investors realize.

Meanwhile, the technology sector suffered greatly during the year. However, we are currently adding leading companies in this area to the portfolio -- namely, those with dominant franchises, no debt, and attractive valuations resulting from the market's pullback. We believe that Sun Microsystems, Microsoft Corp, and Cisco Systems are all examples of firms that possess the strength to persevere over the long term.

WELL-HEDGED TO PROTECT AGAINST UNCERTAINTY

Although we firmly believe that -- as following other crises such as the Kennedy assassination and Pearl Harbor -- the markets will ultimately prove their capacity for recovery in the wake of the September 11 tragedies, we will keep the fund well hedged until the uncertainties confronting us play out. Our chief concern is the potential for weakened consumer spending, and we have trimmed our exposure to consumer stocks as a result.

At the same time,  we are  focusing on stocks  related to the defense  industry, including surveillance, electronics, and chemical or biological weapons detection. As the country's attitude shifts, we believe that these types of firms could be at the forefront of any upward market movements.

PIE CHART:  ADVANTAGE FUND
            SECTOR DIVERSIFICATION
            AS OF 8/31/01
            [PIE CHART]

            % OF TOTAL ASSETS
                                            LONG        SHORT

            Information Technology.........24.37%      (2.22%)
            Health Care....................16.97%      (3.37%)
            Financials.....................14.80%     (18.40%)
            Industrials.....................9.54%      (1.72%)
            Consumer Discretionary..........8.66%      (8.83%)
            Telecommunication Services......6.41%      (0.00%)
            Materials.......................1.33%      (0.00%)
            Consumer Staples................1.22%      (0.00%)
            Energy..........................0.60%      (4.28%)
            Utilities.......................0.00%      (2.69%)
            Derivatives Options.............0.21%      (0.09%)
            Net Cash & Cash Equivalents....15.89%

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIFIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE RUSSELL 3000 INDEX CONSISTS OF 3,000 STOCKS, PRIMARILY ISSUED BY U.S. COMPANIES, THAT INCLUDES ISSUES OF ALL SIZES, FROM LARGE TO SMALL CAPITALIZATION COMPANIES. THE RUSSELL 3000 GROWTH INDEX CONSISTS OF THOSE RUSSELL 3000 INDEX COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORCASTED GROWTH VALUES. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF THOMAS SAMUELSON OMITTED]

THOMAS SAMUELSON, CFA
ADVANTAGE FUND

VICE PRESIDENT TOM SAMUELSON HAS MORE THAN 15 YEARS OF INVESTMENT EXPERIENCE SERVING AS PORTFOLIO MANAGER FOR BOTH MUTUAL FUNDS AND HEDGE PORTFOLIOS. PREVIOUSLY, TOM WAS PRESIDENT OF DENVER ENERGY ADVISORS AND MANAGING DIRECTOR OF EASTGATE MANAGEMENT, BOTH ENERGY HEDGE FUNDS. HE ALSO COMPLETED THE PRESTIGIOUS SWISS BANK DERIVATIVES PROGRAM. TOM MANAGED INVESCO'S ENERGY FUND FROM 1995 TO 1996. HE IS A CHARTERED FINANCIAL ANALYST AND RECEIVED HIS MBA AND BACHELOR'S DEGREE FROM THE UNIVERSITY OF TULSA.

YOUR FUND'S REPORT

ADVANTAGE GLOBAL HEALTH SCIENCES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

IN MAY 2001 FOLLOWING THE RECOMMENDATION OF INVESCO FUNDS AND THE GLOBAL HEALTH SCIENCES FUND'S BOARD OF TRUSTEES, SHAREHOLDERS VOTED TO REORGANIZE THE FUND AS OPEN-END. IN DOING SO, THE FUND'S DISCOUNT TO NET ASSET VALUE (NAV) WAS PERMANENTLY ELIMINATED. PREVIOUSLY, THE VALUE OF SHARES WAS CALCULATED AT MARKET PRICE, WHICH WAS AT A DISCOUNT TO NET ASSET VALUE DUE TO THE FUND'S CLOSED-END STATUS. NOW, THE VALUE OF INVESTORS' SHARES IS CALCULATED AT NET ASSET VALUE. AT THE SAME TIME, THE FUND WAS RENAMED ADVANTAGE GLOBAL HEALTH SCIENCES FUND AND ADDED TO INVESCO'S COUNSELOR SERIES OF FUNDS, OFFERING A, B AND C SHARE PRICING FOR NEW INVESTORS.

Although  the health care sector saw patches of strong  performance  from August through December 2000 -- namely from several large-cap, diversified pharmaceutical companies -- the second half of the fund's fiscal year proved considerably more challenging. As a result, the period ended with the unfortunate distinction of being the most difficult year we've seen for health care stocks since the early 1990s.

This was mainly due to several key market rotations that, while not based on fundamentals, nevertheless had a negative impact on the sector in 2001. First, in January, health care companies fell prey to an intra-market rotation when the Federal Reserve surprised investors by cutting interest rates. Investors who had turned to more defensive health care names during the preceding downturn began moving their investments into areas they felt would benefit more from the Fed's easing. Then, in the spring, it became clear that the market was not going to recover as quickly as investors had hoped. This spurred heavy profit taking from the stock market in general, and health care issues were unable to escape the broad sell-off.

--------------------------------------------------------------------------------
                      ADVANTAGE GLOBAL HEALTH SCIENCES FUND
                              TOP 10 LONG POSITIONS
                       % OF TOTAL NET ASSETS AS OF 8/31/01
--------------------------------------------------------------------------------
Genzyme Corp - General Division..................................5.49%
American Home Products...........................................5.46%
AstraZeneca Group PLC sponsored ADR
  Representing Ord Shrs..........................................5.43%
Pfizer Inc.......................................................5.35%
Forest Laboratories..............................................5.15%
Abbott Laboratories..............................................5.15%
Johnson & Johnson................................................5.06%
Biotech HOLDRs Trust Depository Receipts.........................5.04%
St. Jude Medical.................................................4.51%
Guidant Corp.....................................................4.40%
HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

Adding to these obstacles were a few negative company-specific events, including missed earnings from bellwether Merck and a handful of smaller companies representing the life sciences area. Furthermore, the Federal Drug Administration (FDA), waiting for the appointment of a new commissioner and wary in the wake of some high-profile drug recalls, was slow this past year to approve new products.

Against this backdrop, the value of Advantage Global Health Sciences Fund-Class A (without sales charge) shares declined 29.09% for the 12-month period ended August 31, 2001, compared with a 0.86% decline in the S&P Health Care Composite Index. (Of course, past performance is not a guarantee of future results.)(3),(4) Though we were disappointed with the fund's performance, we do feel that most of the problems the sector experienced were neither fundamental nor lasting in nature. Indeed, the demographics for health sciences companies remain strong, as do many of these firms' product cycles and capacity for long-term growth.

FLEXIBILITY AND DIVERSITY PROVE BENEFICIAL

In a year characterized by volatility, the fund's ability to use leverage to purchase more of those stocks representing our best ideas and take short positions in fundamentally weak or deteriorating stocks served us well. And, as always, we relied upon our bottom-up approach to expose the fund to a wide range of holdings across numerous sub-sectors.

The result was strong performance from a diverse group of names in the portfolio. Standouts included leading drug wholesalers AmeriSource and Bergen Brunswig, which posted impressive returns individually and then were boosted by the announcement in March that the two companies would merge. Meanwhile, biotechnology holdings IDEC Pharmaceuticals and Genzyme Corp also performed well this past year. IDEC benefited from the success of its new cancer drug, Rituxan, while Genzyme saw a stock increase thanks to its dialysis drug Renagel and pending approval for Fabrazyme, used to treat Fabry's disease, a neuro-degenerative condition.

On the diversified pharmaceuticals side, Johnson & Johnson continued to provide ballast for the fund. Always a leader, J&J was rewarded for its position as a pre-eminent health care company with a diversified product base. The company emphasized increasing its mix of pharmaceutical revenues this past year, and also received recognition for its clinical success in developing drug-coated stents.

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND FUND - CLASS A
             GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class A to the value of a $10,000 investment in the S&P Health Care Composite Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/01.

            INVESCO ADVANTAGE GLOBAL HEALTH       S&P HEALTH CARE
            SCIENCES FUND - CLASS A               COMPOSITE INDEX(4)

1/92        $10,000                               $10,000
8/92        $ 8,455                               $ 9,102
8/93        $ 7,741                               $ 7,479
8/94        $ 8,467                               $ 8,790
8/95        $12,029                               $11,836
8/96        $15,425                               $15,578
8/97        $17,599                               $21,822
8/98        $19,611                               $28,545
8/99        $23,372                               $35,645
8/00        $34,444                               $39,324
8/01        $25,131                               $38,984

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND FUND - CLASS B
             GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class B to the value of a $10,000 investment in the S&P Health Care Composite Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the three month period ended 8/31/01.

            INVESCO ADVANTAGE GLOBAL           S&P HEALTH CARE
            HEALTH SCIENCES FUND - CLASS B     COMPOSITE INDEX(4)

5/01        $10,000                            $10,000
8/01        $ 9,730                            $ 9,860

LINE GRAPH: INVESCO ADVANTAGE GLOBAL HEALTH SCIENCES FUND FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Advantage Global Health Sciences Fund - Class C to the value of a $10,000 investment in the S&P Health Care Composite Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the three month period ended 8/31/01.

            INVESCO ADVANTAGE GLOBAL           S&P HEALTH CARE
            HEALTH SCIENCES FUND - CLASS C     COMPOSITE INDEX(4)

5/01        $10,000                            $10,000
8/01        $ 9,970                            $ 9,860

Finally, we were pleased with medical device company St Jude Medical, which launched a new implanatable defibrillator, and Forest Laboratories, one of the fund's mid-cap specialty pharmaceutical companies. Forest experienced an upswing following the introduction of its antidepressant Celexa, brought onto the market in early 2000.

(3) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4) THE S&P HEALTH CARE COMPOSITE INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF ALL THE HEALTH CARE RELATED STOCKS IN THE STANDARD & POOR'S 500 INDEX. THE INDEX IS NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY MARKET INDEX.

FUND MANAGEMENT

[PICTURE OF THOMAS R. WALD OMITTED]

THOMAS R. WALD, CFA
ADVANTAGE GLOBAL HEALTH SCIENCES FUND

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. PRIOR TO JOINING INVESCO IN 1997, HE WAS THE SENIOR HEALTH CARE ANALYST AT MUNDER CAPITAL MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1988. TOM RECEIVED HIS BA FROM TULANE UNIVERSITY, AND HIS MBA FROM UNIVERSITY OF PENNSYLVANIA. HE IS ALSO A CHARTERED FINANCIAL ANALYST.

SELECT BIOTECH NAMES LOSE GROUND

In this past year's market, it was not unusual to see stocks decline simply because of negative investor sentiment brought on by uncertainty surrounding the broader economic climate. Such was the case with some of the biotechnology names in the fund, which retained their solid fundamentals yet suffered nonetheless in the face of profit-taking and investors' wariness toward companies in less defensive areas. Specifically, Abgenix and Genentech Inc both suffered downdrafts that in turn hampered the fund's overall performance.

Immunex, a biopharmaceutical firm that, unlike Abgenix and Genentech, experienced some deterioration in its fundamentals, also hurt us. Although we subsequently eliminated Immunex from the portfolio, our exposure to it when it announced clinical disappointments in March proved detrimental. Two drugs that had been expected to help grow and diversify the company's revenue base failed to produce favorable results.

LONG-TERM OUTLOOK FOR HEALTH CARE REMAINS BRIGHT

Though it was a turbulent year -- and the tragic events of September 11 have cast a cloud of uncertainty over the markets -- we feel that, for long-term investors in the health care sector, many positive factors are still in play. The aging of the baby boomers continues to work in health care's favor, with research and development dollars going toward the key markets impacted by this powerful demographic trend. Meanwhile, new science and technology is constantly being applied to create better products and medical solutions. And, as always, the health care sector enjoys strong competitive barriers to entry -- a result of patent protection -- so leading companies are more insulated from so-called "me too" competitors taking market share when innovation strikes.

PIE CHART:  ADVANTAGE GLOBAL HEALTH SCIENCES FUND
            SECTOR DIVERSIFICATION
            AS OF 8/31/01
            [PIE CHART]

            % OF TOTAL ASSETS

                                          Long          Short

            Health Care..................106.92%       (7.26%)
            Financials....................15.04%       (0.00%)
            Information Technology.........0.97%       (0.00%)
            Industrials....................0.00%       (1.25%)
            Net Cash & Cash Equivalents..(12.93%)

YOUR FUND'S REPORT

GLOBAL GROWTH FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 10-month period ended August 31, 2001, since the fund's inception, the value of Global Growth Fund-Class A (without sales charge) shares declined 48.70%. Meanwhile, over the same period, the fund's benchmark, the MSCI-World Index declined 14.39%. (Of course, past performance is no guarantee of future results.)(5),(6)

Since the beginning of December 2000, U.S. stock markets have been mired in the worst bear market in more than 20 years. In these declining markets, growth stocks, which the fund focuses on, have been out of favor. Even high-quality companies with solid earnings prospects have been punished in the deteriorating economic landscape.

A CHALLENGING PERIOD FOR GROWTH INVESTORS

With economic worries spurring investors out of U.S. and European growth stocks, investors rotated into value stocks, which are sometimes believed to be more defensive. Meanwhile, in Japan, the local economy and equity markets remained weak, despite economic and financial reforms proposed by the nation's new prime minister.

We had hoped the Federal Reserve's easing campaign, which led to the central bank lowering the federal funds rate seven times during the first eight months of 2001, would presage a market recovery. In the past, it has taken six to eight months for Fed interventions to work their way through the economy.

Furthermore, the stock market has historically factored in economic developments approximately six months before they actually happen.

These two historical "rules of thumb" fueled our optimism that the U.S. economy would begin to recover during the second half of the year, and that the stock market would begin to anticipate that recovery even sooner. This perspective encouraged us to invest in companies that we believed were best positioned to capitalize on a U.S. economic recovery. Although we maintained our diversification -- both across economic sectors and geographies -- we built overweighted positions in U.S. technology stocks, believing companies in that sector would be the first to recover.

ECONOMIC WORRIES HURT INVESTOR SENTIMENT

Unfortunately, negative investor sentiment continued to dominate. With the daily headlines reporting corporate earnings disappointments and lay-offs, as well as rampant speculation about an energy crisis during the summer, investors remained extremely cautious about the economy and the near-term outlook for stocks. Technology stocks, in particular, were sold off in favor of companies believed to have more consistent sales and earnings. This persistent risk aversion hurt the fund's relative and absolute performance. Among the sectors that lagged during the period were telecommunication services and equipment, media and, of course, technology.

Meanwhile, the Fed's rate cuts provided a tailwind for financial services stocks, including the fund's positions in Citigroup Inc and Merrill Lynch & Co. The fund's consumer stocks, such as Dutch brewer Heineken NV, also advanced as investors coveted the group's relatively consistent financial results.

--------------------------------------------------------------------------------
                               GLOBAL GROWTH FUND
                          TOP 10 COMMON STOCK HOLDINGS
                       % OF TOTAL NET ASSETS AS OF 8/31/01
--------------------------------------------------------------------------------
Genentech Inc................................................5.64%
Cisco Systems................................................4.92%
Qwest Communications International...........................4.63%
Microsoft Corp...............................................4.56%
Citigroup Inc................................................4.50%
Merrill Lynch & Co...........................................4.44%
EMC Corp.....................................................4.28%
Maxim Integrated Products....................................3.98%
Intel Corp...................................................3.78%
AOL Time Warner..............................................3.67%
HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

OUTLOOK REMAINS CLOUDED

Given the recent terrorist attacks on the U.S. eastern seaboard, it is impossible to speculate whether investor sentiment will improve or further deteriorate. Fundamentally, the stage has been set for a powerful rally in the U.S. The Fed's easing campaign has slashed borrowing costs and injected a significant volume of liquidity into the system. This monetary policy, coupled with the combined effects of a more accommodative fiscal policy, should provide a boost to the U.S. economy within the next six to eight months. That is, of course, assuming that any conflict that ensues from the recent terrorist acts comes to quick resolution, and that consumers continue to spend like they have all year. If the U.S. improves, then Europe will likely follow within six months. Meanwhile in Japan, should the dollar remain soft, as it has been recently, exporters, such as our stake in consumer electronics giant Sony Corp, should receive a fundamental boost as well.

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL GROWTH FUND - CLASS A
             GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class A to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 8/31/01.

            INVESCO GLOBAL GROWTH FUND -
            CLASS A                             MSCI - WORLD INDEX(6)

11/00       $10,000                             $10,000
8/01        $ 4,849                             $ 8,561

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL GROWTH FUND - CLASS B
             GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class B to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 8/31/01.

            INVESCO GLOBAL GROWTH FUND -
            CLASS B                             MSCI - WORLD INDEX(6)

11/00       $10,000                             $10,000
8/01        $ 4,600                             $ 8,561

LINE GRAPH:  INVESCO ADVANTAGE GLOBAL GROWTH FUND - CLASS C
             GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Global Growth Fund - Class C to the value of a $10,000 investment in the MSCI - World Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 8/31/01.

            INVESCO GLOBAL GROWTH FUND -
            CLASS C                             MSCI - WORLD INDEX(6)

11/00       $10,000                             $10,000
8/01        $ 4,980                             $ 8,561

(5) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(6) THE MSCI-WORLD INDEX IS A WORLD INDEX MEASURING MARKET PERFORMANCE IN 22 COUNTRIES, INCLUDING THE U.S. IT'S WEIGHTED BY BOTH COUNTRY AND INDUSTRY AND IS DIVIDED INTO 8 ECONOMIC SECTORS AND 38 INDUSTRY GROUPS. THE INDEX IS NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN THIS OR ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF DOUGLAS J. MCELDOWNEY OMITTED]

DOUGLAS J. MCELDOWNEY, CFA, CPA
GLOBAL GROWTH FUND

DOUGLAS MCELDOWNEY IS A VICE PRESIDENT AT INVESCO FUNDS GROUP. HE IS MANAGER OF GLOBAL GROWTH FUND AND CO-MANAGER OF BLUE CHIP GROWTH FUND. DOUG RECEIVED HIS BA FROM THE UNIVERSITY OF KENTUCKY AND HIS MBA FROM ROLLINS COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1984. HE IS A CHARTERED FINANCIAL ANALYST AND CERTIFIED PUBLIC ACCOUNTANT.

PIE CHART:  GLOBAL GROWTH FUND
            SECTOR DIVERSIFICATION
            AS OF 8/31/01
            [PIE CHART]

            % OF TOTAL ASSETS

            Information Technology........ 48.60%
            Consumer Discretionary.........14.37%
            Financials.....................11.39%
            Health Care....................10.55%
            Telecommunication Services......9.61%
            Industrials.....................4.09%
            Materials.......................1.88%
            Consumer Staples................1.61%
            Energy..........................1.04%
            Net Cash & Cash Equivalents....(3.14%)

QUESTIONS & ANSWERS

AN INTERVIEW WITH ADVANTAGE GLOBAL HEALTH SCIENCES FUND MANAGER TOM WALD

A STRONG PULSE EVIDENT IN THE HEALTH CARE SECTOR

[PHOTOGRAPH OF THOMAS R. WALD OMITTED]

TOM WALD IS A VICE PRESIDENT OF INVESCO FUNDS GROUP

SINCE BECOMING LEAD MANAGER OF ADVANTAGE GLOBAL HEALTH SCIENCES FUND IN JANUARY OF THIS YEAR, YOU'VE HAD TO NAVIGATE A VOLATILE MARKET HOW HAS THIS AFFECTED YOUR APPROACH?

TOM WALD: One of the appeals of health care stocks is that their revenue and earnings streams are rarely dependent on macroeconomic events. If you become sick, you're going to buy the medications or seek the services you need to recuperate regardless of the state of the economy. In this way, the health care sector is more defensive than many other areas of the market.

Of course, the weak economy has caused investors to rotate out of stocks in general -- including those in the health care sector. But it hasn't had a fundamental impact on the companies we track. Therefore, we've been picking stocks the same way we always have: by analyzing characteristics like long-term earnings power, product cycles, and platforms for growth from the bottom up. And, thanks to the market's volatility, we've been able to purchase many health care leaders at attractive valuations.

WHAT  OTHER  STRATEGIES  DO YOU  EMPLOY  IN  MANAGING  ADVANTAGE  GLOBAL  HEALTH
SCIENCES?

TOM WALD: We're excited about the fund's flexibility, which allows us to use leveraging, short-selling, and derivatives to try to enhance performance. With leveraging, we can buy more of the stocks that we like -- a tactic that can help maximize the benefits of strong stock picks.*

When we sell a stock short, we sell borrowed shares with the expectation of buying them back at a lower future price.** This strategy plays well into our core strength: fundamental analysis. In identifying good companies, we have always simultaneously considered their competitors. Now, the weakest of these become short-sell opportunities. In this way, our research process can be profitable for the fund on more than one level.

Finally, the fund allows the use of derivatives, which can help reduce risk and improve an investment's risk/reward profile.+ Though we haven't used derivatives in the fund recently, we feel that they constitute yet another powerful tool that may help performance going forward.

HOW HAVE HEALTH CARE STOCKS RESPONDED TO THE NEW ADMINISTRATION IN WASHINGTON?

TOM WALD: We feel that the overall environment in Washington is fairly positive for health care at this time. However, if the federal government reallocates the use of the budget surplus toward military spending, hospitals may feel the squeeze if, in the process, the government rechannels Medicare reimbursements.

Also the passage of a prescription drug benefit plan by Congress may now take less precedence than terrorism prevention issues. With Congress intent on presenting a unified front, divisive issues, such as prescription drug benefits, may be tabled for the near term, perhaps even until the next Congress. This could be interpreted positively by those who viewed passage of such a plan as a negative for the pharmaceutical industry.

THE FEDERAL DRUG ADMINISTRATION (FDA) HAS BEEN QUITE STRINGENT THIS PAST YEAR IN APPROVING NEW PRODUCTS. HOW HAS THIS AFFECTED THE HEALTH CARE SECTOR, AND DO YOU EXPECT THIS TREND TO CONTINUE?

TOM WALD: It's certainly been a negative factor for the sector, with several high-profile products not making it through the FDA as anticipated. However, our sources in Washington expect that the government will reach a consensus on a new FDA commissioner by year end, and that should positively impact the sector. While mistakes such as the one involving Redux, a drug approved to treat obesity and then shown to cause heart valve abnormalities, have given the FDA reason to pause, we don't believe that the slowdown will be a lasting one.

LOOKING AHEAD, WHAT EXCITES YOU MOST ABOUT THE HEALTH CARE SECTOR?

TOM WALD: Of course, the terrorist attacks that occurred on September 11 have dampened everyone's short-term market expectations. But in considering the long term, we're excited about biotechnology -- an area of the sector that has clearly proven itself in recent years as being more than simply speculative. There's an increasing amount of evidence of successful biotech products on the market, with several biotech companies becoming profitable. Plus, we're seeing signs that research and development dollars are not only being spent, but also they're being directed toward the large, underserved markets where medical needs haven't yet been met, such as cancer, autoimmune disease, and rheumatoid disease. With the baby boomer population aging, there is the biggest push we've ever seen to treat these ailments, and the biotech industry is at the forefront of it.

Indeed, the new research platforms being used for entirely new drug development programs, such as genomics or antibody-based research, are especially intriguing (though admittedly still somewhat speculative at this juncture). Commercial application may be a few years away, but if the platforms work, the opportunities could be huge.

We're also excited about the market for pharmaceuticals. We believe that the product-oriented pharmaceutical companies will be well positioned for the rising consumer base, which could include consumers for a government-sponsored drug prescription benefit plan.

Really, the entire sector still holds great long-term promise. In addition to being driven by a powerful demographic trend apparent in the aging of the world's population and a plethora of new scientific and medical discoveries, the sector will continue to benefit from strong patent protection, which ensures competitive barriers to entry that other areas of the market do not enjoy.

"...THE NEW RESEARCH  PLATFORMS  BEING USED FOR  ENTIRELY  NEW DRUG  DEVELOPMENT
PROGRAMS,   SUCH  AS  GENOMICS  OR  ANTIBODY-BASED   RESEARCH,   ARE  ESPECIALLY
INTRIGUING."

*LEVERAGING IS BORROWING MONEY TO BUY SECURITIES. IF THE PRICES OF THOSE SECURITIES DECREASE, OR IF THE COST OF BORROWING EXCEEDS ANY INCREASES IN THE PRICES OF THOSE SECURITIES, THE NET ASSET VALUE OF THE FUND'S SHARES WILL DECREASE FASTER THAN IF THE FUND HAS NOT USED LEVERAGE. TO REPAY BORROWINGS, THE FUND MAY HAVE TO SELL SECURITIES AT A TIME AND AT A PRICE THAT IS UNFAVORABLE TO THE FUND. INTEREST ON BORROWINGS IS AN EXPENSE THE FUND WOULD NOT OTHERWISE INCUR.

**THE FUND MAY BE REQUIRED TO PAY A PREMIUM TO BORROW SECURITIES, AND JUST AS THERE IS NO GUARANTEE A STOCK PURCHASED WILL RISE, THERE IS NO GUARANTEE A STOCK "SHORTED" WILL FALL.

+THE PRINCIPAL RISK OF INVESTING IN DERIVATIVES, SUCH AS OPTIONS, IS THAT THE FLUCTUATIONS IN THEIR VALUES MAY NOT CORRELATE PERFECTLY WITH THE OVERALL SECURITIES MARKETS AND MAY BE MORE SENSITIVE TO INTEREST RATE CHANGES AND MARKET PRICE FLUCTUATIONS THAN OTHERS. FURTHER, THE USE OF OPTIONS MAY INCREASE MARKET RISK FOR THE FUND.

SECTOR FUNDS MAY BE MORE VOLATILE THAN DIVERSIFIED EQUITY FUNDS, AND ARE MOST SUITABLE FOR THE AGGRESSIVE PORTION OF YOUR PORTFOLIO.

FOREIGN INVESTMENTS ENTAIL SPECIAL RISKS, INCLUDING CURRENCY EXCHANGE RATE FLUCTUATIONS, AS WELL AS DIFFERENCES IN ACCOUNTING AND SECURITIES REGULATION.

MARKET HEADLINES

MARKET OVERVIEW
SEPTEMBER 2000 THROUGH AUGUST 2001

Unusually sharp market turns continued to punctuate the past fiscal year, creating an environment in which extremes were the norm. Overall, the U.S. economy slowed significantly on the heels of the euphoria that characterized 1999 and early 2000. Some of the major factors behind the tumult included corporate earnings woes -- particularly for technology-oriented New Economy companies -- the election debacle that preceded the inauguration of U.S. President George W. Bush, and a highly politicized energy debate affecting consumers and businesses alike.

Indeed, even the stoutest bulls were forced to acknowledge the presence of the bear in the Nasdaq Composite Index's* dramatic decline, and a mood of uncertainty prevailed throughout the annual period ended August 31, 2001. Fundamentally strong companies suffered along with more speculative issues, as investors focused almost exclusively on negative news. The technology and telecommunications sectors were particularly hard hit, dropping in the face of softening demand and overcapacity.

Conversely, the bond market logged gains, validating the importance of a diversified portfolio. A major factor behind this impressive performance was action taken by the Federal Reserve. In response to an increasing unemployment rate, slow manufacturing activity, and declining gross domestic product (GDP) growth, the Fed began laying the groundwork for lowering short-term interest rates in December, and then kicked off 2001 with a surprise half-point cut on January 3. Rates were subsequently lowered six more times, most recently on August 21, leading to a federal funds rate of 3.50% as of August 31.

Although the Fed's actions represented a welcome change for investors, the rate cuts were unable to trigger a sustained rebound. We did see growth stocks rebound in January and April -- both months in which unexpected cuts were announced -- but these gains still left the Nasdaq well below its March 2000 high. Unfortunately, the persistent weakness in corporate earnings took center stage in investors' minds.

The silver lining in the year's clouds was found in segments of the market known for their consistency. Although Old Economy areas were certainly not immune to the broadening economic slowdown, many companies occupying naturally defensive spaces provided solid overall performance. Energy issues -- though less successful in the late summer months due to an unexpected increase in reserves -- were buoyed for most of the year by surging demand and high oil and gas prices. We also saw strong performance from select pharmaceutical and financial services stocks, whose defensive nature appealed to wary investors.

These areas of strength were admittedly few and far between throughout the period. Yet, all out as well. Therefore, any positive long-term effects stemming from the easing cycle may still lie ahead. Furthermore, the inventory build-up that plagued so many growth companies throughout much of the year appears to be gradually burning off; tax rebates, which started to reach households in late July, could boost consumer spending; and inflation has been held in check thus far.

Of course, in a market as uncertain as this one, economic indicators are just that -- indicators. With this in mind, we continue to keep abreast of the latest developments -- including the economic fallout from the terrorist acts that occurred on September 11 -- while focusing on what we do best: conducting bottom-up research in an effort to uncover those investment opportunities that can perform well over the long term regardless of where the market turns next.

*THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH A FUND, INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN THE INDEX.

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
AUGUST 31, 2001


                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
------------------------------------------------------------------------------------------
ADVANTAGE FUND
99.91    INVESTMENT SECURITIES HELD
83.89    COMMON STOCKS
2.26     AIRLINES
         Atlantic Coast Airlines Holdings(a)(b)                    30,000   $      759,000
         SkyWest Inc(b)                                            25,000          796,000
==========================================================================================
                                                                                 1,555,000
1.12     AUTO PARTS & EQUIPMENT
         Masco Corp(b)                                             30,000          774,600
==========================================================================================
6.16     BANKS
         AmSouth Bancorp(c)                                        30,000          570,600
         Charter One Financial(c)                                  40,000        1,168,000
         City National(b)                                           5,000          232,700
         Fifth Third Bancorp                                       15,000          874,500
         GreenPoint Financial                                      15,000          592,500
         Synovus Financial(b)                                      20,000          616,000
         Washington Mutual(b)                                       5,000          187,200
==========================================================================================
                                                                                 4,241,500
0.67     BIOTECHNOLOGY
         Genentech Inc(a)(b)                                       10,000          459,000
==========================================================================================
0.29     BUILDING PRODUCTS
         Elcor Corp(c)                                             10,000          199,000
==========================================================================================
0.24     COMPUTER & ELECTRONICS RETAIL
         Circuit City Stores-Circuit City Group(c)                 10,000          167,000
==========================================================================================
1.26     COMPUTER HARDWARE
         Dell Computer(a)(c)                                       30,000          641,400
         Sun Microsystems(a)(b)                                    20,000          229,000
==========================================================================================
                                                                                   870,400
0.45     COMPUTER STORAGE & PERIPHERALS
         EMC Corp(a)(c)                                            20,000          309,200
==========================================================================================
1.24     CONSTRUCTION & FARM MACHINERY
         Navistar International(a)(b)                              25,000          856,750
==========================================================================================
1.74     DEPARTMENT STORES
         Penney (J C) Co(b)                                        50,000        1,200,000
==========================================================================================
0.76     DIVERSIFIED COMMERCIAL SERVICES
         Equifax Inc(c)                                            20,000          520,600
==========================================================================================
0.66     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc(c)                                          10,000          457,500
==========================================================================================
0.31     ELECTRICAL COMPONENTS & EQUIPMENT
         Thomas & Betts                                            10,000          214,100
==========================================================================================





                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
------------------------------------------------------------------------------------------

1.72     ELECTRONIC EQUIPMENT & INSTRUMENTS
         AVX Corp(c)                                               45,000   $      951,750
         Vishay Intertechnology(a)                                 10,000          233,300
==========================================================================================
                                                                                 1,185,050
3.14     ENVIRONMENTAL SERVICES
         Waste Management(b)                                       70,000        2,165,100
==========================================================================================
6.13     HEALTH CARE DISTRIBUTORS & SERVICES
         DaVita Inc(a)(c)                                          10,000          206,500
         HCA Inc                                                   20,000          914,800
         Patterson Dental(a)(b)                                    10,000          342,900
         Renal Care Group(a)(b)                                    25,000          819,000
         Tenet Healthcare(a)(b)                                    35,000        1,939,700
==========================================================================================
                                                                                 4,222,900
0.50     HEALTH CARE FACILITIES
         Service Corp International(a)(b)                          50,000          346,500
==========================================================================================
1.00     INDUSTRIAL MACHINERY
         Graco Inc                                                 20,000          688,000
==========================================================================================
1.32     INTEGRATED TELECOMMUNICATION SERVICES
         Telefonos de Mexico SA de CV Sponsored
           ADR Class L Shrs Representing 20 Series L Shrs(b)       25,000          911,500
==========================================================================================
2.37     INTEGRATED TELECOMMUNICATION
           SERVICES--LONG DISTANCE
         Sprint Corp(b)                                            70,000        1,633,800
==========================================================================================
0.92     INTERNET SOFTWARE & SERVICES
         EarthLink Inc(a)(c)                                       20,000          270,200
         McAfee.com Corp(a)                                        25,000          362,500
==========================================================================================
                                                                                   632,700
1.57     LEISURE PRODUCTS
         Mattel Inc                                                60,000        1,079,400
==========================================================================================
1.30     NETWORKING EQUIPMENT
         Cisco Systems(a)(c)                                       55,000          898,150
==========================================================================================
0.67     OFFICE ELECTRONICS
         Xerox Corp                                                50,000          460,000
==========================================================================================
0.60     OIL & GAS DRILLING
         ENSCO International(c)                                    22,500          410,400
==========================================================================================
1.22     PACKAGED FOODS
         Dole Food(b)                                              35,000          839,650
==========================================================================================
0.79     PAPER PRODUCTS
         Georgia-Pacific Group                                     15,000          548,100
==========================================================================================
9.67     PHARMACEUTICALS
         Abbott Laboratories(b)                                    35,000        1,739,500
         Alpharma Inc Class A Shrs(c)                              30,000          942,000
         AmerisourceBergen Corp(a)(c)                              18,500        1,192,140
===========================================================================================


                                                                                                                            2


                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
------------------------------------------------------------------------------------------

         Johnson & Johnson(b)                                      35,000   $    1,844,850
         Pharmaceutical Resources(a)(i)                            30,000          945,000
==========================================================================================
                                                                                 6,663,490
0.54     RAILROADS
         Norfolk Southern(b)                                       20,000          372,400
==========================================================================================
7.97     REAL ESTATE INVESTMENT TRUSTS
         Alexandria Real Estate Equities(b)                        40,000        1,599,600
         AMB Property(b)                                           50,000        1,281,500
         Equity Office Properties Trust(b)                         62,437        2,003,603
         Liberty Property Trust SBI(b)                             20,000          610,000
==========================================================================================
                                                                                 5,494,703
0.43     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)(b)                                    2,500          107,725
         ASM Lithography Holding NV
           New York Registered Shrs(a)(b)                           2,500           45,450
         Kulicke & Soffa Industries(a)                             10,000          144,100
==========================================================================================
                                                                                   297,275
14.58    SEMICONDUCTORS
         Adaptec Inc(a)(c)                                         80,000          836,000
         Altera Corp(a)(c)                                         35,000          994,000
         Analog Devices(a)(c)                                      10,000          477,800
         Cypress Semiconductor(a)(c)                               25,000          540,250
         Fairchild Semiconductor Class A Shrs(a)                   35,000          754,950
         GlobeSpan Inc(a)                                          35,000          551,950
         Intel Corp                                                55,000        1,537,800
         LSI Logic(a)(b)                                           75,000        1,518,750
         National Semiconductor(a)(b)                              40,000        1,322,000
         Taiwan Semiconductor Manufacturing Ltd
           Sponsored ADR Representing 5 Ord Shrs(a)(b)             40,000          519,200
         Texas Instruments(b)                                      30,000          993,000
==========================================================================================
                                                                                10,045,700
3.63     SPECIALTY STORES
         Borders Group(a)(b)                                       30,000          697,800
         PETsMART Inc(a)(b)                                       170,000        1,348,100
         Sports Authority(a)                                       20,000           95,000
         Toys "R" Us(a)                                            15,000          358,950
==========================================================================================
                                                                                 2,499,850
0.54     STEEL
         Oregon Steel Mills(a)(b)                                  50,000          370,000
==========================================================================================
0.41     SYSTEMS SOFTWARE
         Microsoft Corp(a)(b)                                       5,000          285,250
==========================================================================================
2.63     TELECOMMUNICATIONS EQUIPMENT
         Advanced Fibre Communications(a)(c)                       20,000          485,000
         C-COR.net Corp(a)(c)                                      20,000          168,400
         Harmonic Inc(a)                                           20,000          300,000
         Motorola Inc(b)                                           30,000          522,000





                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

         UTStarcom Inc(a)                                          20,000   $      335,000
===========================================================================================
                                                                                 1,810,400
0.36     TIRES & RUBBER
         Goodyear Tire & Rubber(b)                                 10,000          245,000
===========================================================================================
2.72     WIRELESS TELECOMMUNICATION SERVICES
         Sprint Corp PCS Series 1 Shrs(a)(b)                       75,000        1,873,500
===========================================================================================
            TOTAL COMMON STOCKS (Cost $58,067,613)                              57,803,468
===========================================================================================
15.81    SHORT-TERM INVESTMENTS--REPURCHASE AGREEMENTS
         Repurchase Agreement(c) with State Street dated 8/31/2001
           due 9/4/2001 at 3.650%, repurchased at $10,896,417
           (Collateralized by Fannie Mae Benchmark Notes,
           due 1/15/2009 at 5.250%, value $11,083,845)
           (Cost $10,892,000)                                 $10,892,000       10,892,000
===========================================================================================
0.21     OPTIONS PURCHASED
0.00     CALLS
0.00     INVESTMENT COMPANIES
         Nasdaq-100 Index Tracking Stock, 9/22/2001, $48
           (Cost $231,200)                                            400            2,000
===========================================================================================
0.21     PUTS
0.10     BANKS
         Fifth Third Bancorp, 9/22/2001, $60                          150           35,250
         Synovus Financial, 9/22/2001, $32.50                         200           32,000
===========================================================================================
                                                                                    67,250
0.11     DEPARTMENT STORES
         Penney (J C) Co, 9/22/2001, $25                              500           77,500
===========================================================================================
           TOTAL PUTS (Cost $89,540)                                               144,750
===========================================================================================
           TOTAL OPTIONS PURCHASED (Cost $320,740)                                 146,750
===========================================================================================
         TOTAL INVESTMENT SECURITIES HELD (COST $69,280,353)                    68,842,218
===========================================================================================
(41.51)  INVESTMENT SECURITIES SOLD SHORT--COMMON STOCKS
(1.11)   AEROSPACE & DEFENSE
         Boeing Co                                                (15,000)        (768,000)
===========================================================================================
(1.64)   APPAREL & ACCESSORIES
         Gucci Group NV New York Registered
           Shrs Representing Ord Shrs                             (10,000)        (784,800)
         VF Corp                                                  (10,000)        (345,700)
===========================================================================================
                                                                                (1,130,500)
(1.62)   APPAREL RETAIL
         Talbots Inc                                              (30,000)      (1,113,600)
===========================================================================================
(2.01)   APPLICATION SOFTWARE
         Synopsys Inc                                             (30,000)      (1,384,200)
===========================================================================================
(1.86)   BANKS
         Investors Financial Services                             (20,000)      (1,281,000)
===========================================================================================




                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

(1.90)   DIVERSIFIED FINANCIAL SERVICES
         Neuberger Berman                                         (30,000)  $   (1,311,600)
===========================================================================================
(2.69)   ELECTRIC UTILITIES
         American Electric Power                                  (15,000)        (686,550)
         Duke Energy                                              (15,000)        (589,650)
         Entergy Corp                                             (15,000)        (577,800)
===========================================================================================
                                                                                (1,854,000)
(0.21)   ELECTRONIC EQUIPMENT & INSTRUMENTS
         FuelCell Energy                                          (10,000)        (144,000)
===========================================================================================
(1.17)   HEALTH CARE EQUIPMENT
         Cerus Corp                                               (15,000)        (807,300)
===========================================================================================
(5.57)   HOMEBUILDING
         Centex Corp                                              (20,000)        (876,000)
         Lennar Corp                                               (5,000)        (222,750)
         MDC Holdings                                             (35,000)      (1,067,500)
         Pulte Homes                                              (15,000)        (567,750)
         Toll Brothers                                            (30,000)      (1,104,000)
===========================================================================================
                                                                                (3,838,000)
(0.61)   INDUSTRIAL CONGLOMERATES
         Sandvik AB                                               (20,000)        (419,163)
===========================================================================================
(2.70)   INSURANCE BROKERS
         Marsh & McLennan                                         (20,000)      (1,858,000)
===========================================================================================
(9.59)   INVESTMENT COMPANIES
         DIAMONDS Trust Series I Shrs                             (33,000)      (3,296,040)
         Standard & Poor's Depository Receipts Trust
           Series 1 Shrs                                          (29,000)      (3,310,350)
===========================================================================================
                                                                                (6,606,390)
(0.97)   MULTI-LINE INSURANCE
         Old Republic International                               (25,000)        (671,250)
===========================================================================================
(0.92)   NATURAL GAS PIPELINE
         Dynegy Inc Class A Shrs                                  (15,000)        (632,550)
===========================================================================================
(0.47)   OIL & GAS DRILLING
         Global Marine                                            (22,500)        (324,000)
===========================================================================================
(1.91)   OIL & GAS EQUIPMENT & SERVICES
         Baker Hughes                                             (40,000)      (1,317,600)
===========================================================================================
(0.98)   OIL & GAS EXPLORATION & PRODUCTION
         Noble Affiliates                                         (20,000)        (675,000)
===========================================================================================
(2.20)   PHARMACEUTICALS
         Galen Holdings PLC Sponsored ADR Representing
           4 Ord Shrs                                             (10,000)        (435,000)
         Medicines Co                                              (5,000)         (57,500)
         Medicis Pharmaceutical Class A Shrs                      (10,000)        (491,100)
         Scios Inc                                                (30,000)        (529,500)
===========================================================================================
                                                                                (1,513,100)



                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

(1.38)   PROPERTY & CASUALTY INSURANCE
         Berkley (W R) Corp                                       (25,000)  $     (952,500)
===========================================================================================
         TOTAL INVESTMENT SECURITIES SOLD SHORT
           (PROCEEDS $28,729,580)                                           $  (28,601,753)
===========================================================================================
58.40    TOTAL INVESTMENTS
         (Cost $40,550,773)
         (Cost for Income Tax Purposes $41,998,272)                         $   40,240,465
===========================================================================================
41.60    OTHER ASSETS IN EXCESS OF LIABILITIES                              $   28,660,925
===========================================================================================
100.00   NET ASSETS AT VALUE                                                $   68,901,390
===========================================================================================

ADVANTAGE GLOBAL HEALTH SCIENCES FUND
113.00   INVESTMENT  SECURITIES HELD
99.59    COMMON STOCKS & WARRANTS
0.96     APPLICATION SOFTWARE
         Genomica Corp(a)(d)                                    1,463,313   $    4,580,170
         Genomica Corp Warrants (Exp 2003)(a)(d)                   25,173           24,418
===========================================================================================
                                                                                 4,604,588
22.10    BIOTECHNOLOGY
         Abgenix Inc(a)                                           189,680        5,684,710
         Amgen Inc(a)                                             293,400       18,865,620
         Cephalon Inc(a)                                           45,900        2,718,198
         Collateral Therapeutics(a)                               100,000          705,000
         Ecogen Technologies I(a)(d)(i)                                60                1
         Genentech Inc(a)(b)                                      319,100       14,646,690
         GenoPlex Inc(a)(d)(i)                                  3,663,120          137,142
         Genzyme Corp - General Division(a)                       464,600       26,314,944
         IDEC Pharmaceuticals(a)                                  176,940       10,487,234
         ImClone Systems(a)                                        68,900        3,541,460
         MedImmune Inc(a)                                         175,000        7,026,250
         Millennium Pharmaceuticals(a)                            115,460        3,175,150
         Neurogenetics Inc(a)(i)                                   67,828           67,828
         Orchid Biosciences Warrants (Exp 2004)(a)                179,910          494,752
         Protein Design Labs(a)                                    74,620        4,386,910
         Shire Pharmaceuticals Group PLC Sponsored
           ADR Representing 3 Ord Shrs(a)                         178,100        7,733,102
===========================================================================================
                                                                                105,984,991
0.50     HEALTH CARE DISTRIBUTORS & SERVICES
         First Health Group(a)                                     15,000          420,000
         Third Wave Technologies(a)                               284,400        1,993,644
===========================================================================================
                                                                                 2,413,644
13.68    HEALTH CARE EQUIPMENT
         AeroGen Inc(a)                                           690,648        3,328,923
         Baxter International                                     100,420        5,181,672
         Guidant Corp(a)                                          584,100       21,097,692
         Laboratory Corp of America Holdings(a)                    56,860        4,429,394
         St Jude Medical(a)                                       314,100       21,610,080




                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

         Varian Medical Systems(a)                                150,500     $  9,933,000
===========================================================================================
                                                                                65,580,761
3.83     HEALTH CARE FACILITIES
         HCA Inc                                                  214,540        9,813,060
         Tenet Healthcare(a)                                      154,480        8,561,282
===========================================================================================
                                                                                18,374,342
1.07     HEALTH CARE SUPPLIES
         Edwards Lifesciences(a)                                  194,880        5,123,395
===========================================================================================
0.01     INTERNET SOFTWARE & SERVICES
         Cybear Group(a)                                           94,623           56,774
===========================================================================================
5.04     INVESTMENT COMPANIES
         Biotech HOLDRs Trust Depository Receipts(e)(g)           195,300       24,148,845
===========================================================================================
52.40    PHARMACEUTICALS
         Abbott Laboratories                                      496,800       24,690,960
         American Home Products(b)                                467,220       26,164,320
         AmerisourceBergen Corp(a)                                201,775       13,002,381
         AstraZeneca PLC Sponsored ADR
           Representing Ord Shrs                                  537,080       26,048,380
         Aventis SA Sponsored ADR Representing Ord Shrs            66,180        4,831,140
         Cardinal Health                                          170,320       12,423,141
         Forest Laboratories(a)                                   338,200       24,691,982
         GlaxoSmithKline PLC Sponsored ADR
           Representing 2 Ord Shrs                                297,720       15,764,274
         Johnson & Johnson(b)                                     459,920       24,242,383
         King Pharmaceuticals(a)                                  339,866       14,699,204
         MedClone Trust(a)(i)                                     216,608                0
         Pfizer Inc(b)                                            669,640       25,653,908
         Pharmaceutical Resources(a)(i)                           114,000        3,591,000
         Sanofi-Synthelabo SA                                     146,780        9,606,783
         Serono SA Sponsored ADR Representing
           1/40th Bearer Shr                                      484,600       11,242,720
         Teva Pharmaceutical Industries Ltd Sponsored
           ADR Representing Ord Shrs                              205,620       14,619,582
===========================================================================================
                                                                               251,272,158
           TOTAL COMMON STOCKS & WARRANTS
              (Cost $466,387,706)                                              477,559,498
===========================================================================================
11.93    PREFERRED STOCKS & WARRANTS
2.30     BIOTECHNOLOGY
         Cellomics Inc, Pfd, Series C Shrs(a)(i)                  383,982        6,999,992
         Ingenex Inc, Conv Pfd, Series B Shrs(a)(i)               103,055           62,863
         Structural Bioinformatics, Pfd, Series D Shrs(a)(i)      650,407        4,000,003
===========================================================================================
                                                                                11,062,858





                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

3.31     HEALTH CARE DISTRIBUTORS & SERVICES
         Caresoft Inc
           Conv Pfd, Series C Shrs(a)(d)(i)                     1,182,107   $    1,111,182
           Pfd, Series A Shrs(a)(d)(i)                          1,627,102        1,529,477
           Pfd, Series B Shrs(a)(d)(i)                            238,640          224,323
           Warrants (Warrants to purchase Pfd
              Series A Shrs, Exp 2004)(a)(d)(i)                   118,920               59
           Warrants (Warrants to purchase Pfd
              Series C Shrs,
                  (Exp 2004)(a)(d)(i)                             314,960                0
                  (Exp 3/2006)(a)(d)(i)                           147,638                0
                  (Exp 6/2006)(a)(d)(i)                            34,449                0
         Dexcom Inc, Pfd, Series B Shrs(a)(d)(i)                  694,444        1,000,000
         Locus Discovery, Pfd, Series C Shrs(a)(d)(i)           2,000,000        4,500,000
         NeoThermia Corp, Pfd, Series C Shrs(a)(d)(i)           2,439,026        2,000,001
         Physiome Sciences, Pfd, Series B Shrs(a)(d)(i)           909,090        1,499,998
         Syrrx Inc, Pfd, Series C Shrs(a)(i)                      615,385        4,000,003
===========================================================================================
                                                                                15,865,043
4.24     HEALTH CARE EQUIPMENT
         Adeza Biomedical, Conv Pfd, Series II Shrs(a)(i)         416,666        1,216,665
         Afx Inc, Pfd, Series F Shrs(a)(d)(i)                   1,500,000        3,000,000
         Athersys Inc, Conv Pfd, Class F Shrs(a)(i)               416,667        5,000,000
         DoubleTwist Inc, Pfd, Series D Shrs(a)(i)              2,657,807        4,000,000
         Instrumentation Metrics, Conv Pfd,
           Series C Shrs(a)(d)(i)                                 586,748        5,934,956
         Janus Biomedical, Conv Pfd, Series A Shrs(a)(i)          400,000                1
         Masimo Corp, Pfd
           Conv, Series F Shrs(a)(i)                               15,909          174,999
           Series C Shrs(a)(i)                                    125,000        1,000,000
===========================================================================================
                                                                                20,326,621
2.08     PHARMACEUTICALS
         MedClone Inc, Conv Pfd, Series G Shrs(a)(i)              872,096          113,372
         Optimize Inc, Pfd, Series C Shrs(a)(d)(i)              2,631,579        7,000,000
         Scimagix Inc, Pfd, Series C Shrs(a)(i)                   641,635        1,350,000
         UltraGuide Inc, Pfd
           Series E Shrs(a)(d)(i)                                 445,050        1,348,502
           Series F Shrs(a)(d)(i)                                  50,000          151,500
===========================================================================================
                                                                                 9,963,374
           TOTAL PREFERRED STOCKS & WARRANTS
              (Cost $62,555,899)                                                57,217,896
===========================================================================================
1.41     FIXED INCOME SECURITIES--CORPORATE BONDS
1.41     PHARMACEUTICALS
         Medarex Inc, Conv Sub Notes, 4.500%, 7/1/2006
           (Cost $7,500,000)                               $    7,500,000        6,759,375
===========================================================================================
0.07     SHORT-TERM INVESTMENTS--CORPORATE BONDS
0.04     HEALTH CARE DISTRIBUTORS & SERVICES
         Caresoft Inc, Secured Conv Sub Bridge Notes
           8.000%(h), 10/1/2001(d)(f)(i)                   $      175,000          175,000
===========================================================================================







                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

0.03     HEALTH CARE EQUIPMENT
         Instrumentation Metrics, Conv Bridge Notes
           7.500%(h), 2/9/2002(d)(i)                       $      123,970   $      123,970
===========================================================================================
           TOTAL SHORT-TERM INVESTMENTS (Cost $298,970)                            298,970
===========================================================================================
         TOTAL INVESTMENT SECURITIES HELD
           (COST $536,742,575)                                                 541,835,739
===========================================================================================
(8.51)   INVESTMENT SECURITIES SOLD SHORT--COMMON STOCKS
(1.98)   BIOTECHNOLOGY
         Charles River Laboratories                              (150,000)      (5,355,000)
         COR Therapeutics                                        (150,000)      (4,117,500)
===========================================================================================
                                                                                (9,472,500)
(1.25)   DIVERSIFIED COMMERCIAL SERVICES
         IMS Health                                              (225,000)      (5,989,500)
===========================================================================================
(1.38)   HEALTH CARE DISTRIBUTORS & SERVICES
         American Medical Systems Holdings                        (60,000)      (1,197,000)
         Apria Healthcare Group                                  (200,000)      (5,432,000)
===========================================================================================
                                                                                (6,629,000)
(0.93)   HEALTH CARE EQUIPMENT
         DENTSPLY International                                  (100,000)      (4,462,000)
===========================================================================================
(1.14)   HEALTH CARE SUPPLIES
         Bausch & Lomb                                           (150,000)      (5,455,500)
===========================================================================================
(0.26)   MANAGED HEALTH CARE
         Aetna Inc                                                (42,500)      (1,270,750)
===========================================================================================
(1.57)   PHARMACEUTICALS
         Galen Holdings PLC Sponsored
           ADR Representing Ord Shrs                              (52,000)      (2,262,000)
         Medicis Pharmaceutical Class A Shrs                     (107,000)      (5,254,770)
===========================================================================================
                                                                                (7,516,770)
         TOTAL INVESTMENT SECURITIES SOLD SHORT
           (PROCEEDS $39,334,802)                                              (40,796,020)
===========================================================================================
104.49   TOTAL INVESTMENTS
         (Cost $497,407,773)
         (Cost for Income Tax Purposes $499,811,712)                        $  501,039,719
===========================================================================================
(4.49)   OTHER LIABILITIES IN EXCESS OF ASSETS                              $  (21,514,754)
===========================================================================================
100.00   NET ASSETS AT VALUE                                                $  479,524,965
===========================================================================================

GLOBAL GROWTH FUND
100.00   INVESTMENT SECURITIES HELD--COMMON STOCKS
1.53     AEROSPACE & DEFENSE
         Boeing Co                                                    500   $       25,600
===========================================================================================
1.82     ALUMINUM
         Alcoa Inc                                                    800           30,496
===========================================================================================





                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

5.50     APPLICATION SOFTWARE
         BEA Systems(a)                                             1,600   $       25,872
         Check Point Software Technologies Ltd(a)                   1,200           38,388
         Siebel Systems(a)                                          1,300           28,080
===========================================================================================
                                                                                    92,340
5.47     BIOTECHNOLOGY
         Genentech Inc(a)                                           2,000           91,800
===========================================================================================
1.56     BREWERS
         Heineken NV(a)                                               625           26,202
===========================================================================================
5.26     COMPUTER HARDWARE
         Dell Computer(a)                                           1,500           32,070
         Sun Microsystems(a)                                        4,900           56,105
===========================================================================================
                                                                                    88,175
4.15     COMPUTER STORAGE & PERIPHERALS
         EMC Corp(a)                                                4,500           69,570
===========================================================================================
3.48     CONSUMER ELECTRONICS
         Sony Corp Sponsored ADR Representing Ord Shrs              1,300           58,370
===========================================================================================
4.36     DIVERSIFIED FINANCIAL SERVICES
         Citigroup Inc                                              1,600           73,200
===========================================================================================
1.64     HOME IMPROVEMENT RETAIL
         Home Depot                                                   600           27,570
===========================================================================================
2.44     INDUSTRIAL CONGLOMERATES
         General Electric                                           1,000           40,980
===========================================================================================
1.01     INTEGRATED OIL & GAS
         Royal Dutch Petroleum New York Registry 1.25 Gldr Shrs       300           16,989
===========================================================================================
4.48     INTEGRATED TELECOMMUNICATION
           SERVICES--LONG DISTANCE
         Qwest Communications International                         3,500           75,250
===========================================================================================
6.68     INVESTMENT ADVISER/BROKER DEALER SERVICES
         Merrill Lynch & Co                                         1,400           72,240
         Schwab (Charles) Corp                                      3,200           39,872
===========================================================================================
                                                                                   112,112
6.92     MOVIES & ENTERTAINMENT
         AOL Time Warner(a)                                         1,600           59,760
         Gemstar-TV Guide International(a)                          1,900           56,354
===========================================================================================
                                                                                   116,114
5.94     NETWORKING EQUIPMENT
         Cisco Systems(a)                                           4,900           80,017
         Juniper Networks(a)                                        1,400           19,600
===========================================================================================
                                                                                    99,617
4.75     PHARMACEUTICALS
         Serono SA Sponsored ADR Representing 1/40th Bearer Shr     1,600           37,120





                                                                   SHARES
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                NUMBER OF
%        DESCRIPTION                                            CONTRACTS          VALUE
-------------------------------------------------------------------------------------------

Teva Pharmaceutical Industries Ltd Sponsored
ADR Representing Ord Shrs                                             600   $       42,660
===========================================================================================
                                                                                    79,780
2.57     SEMICONDUCTOR EQUIPMENT
         Applied Materials(a)                                       1,000           43,090
===========================================================================================
8.22     SEMICONDUCTORS
         Intel Corp                                                 2,200           61,512
         Maxim Integrated Products(a)                               1,400           64,694
         Xilinx Inc(a)                                                300           11,712
===========================================================================================
                                                                                   137,918
6.97     SYSTEMS SOFTWARE
         Microsoft Corp(a)                                          1,300           74,165
         Oracle Corp(a)                                             3,500           42,735
===========================================================================================
                                                                                   116,900
10.41    TELECOMMUNICATIONS EQUIPMENT
         Comverse Technology(a)                                     1,600           40,224
         Corning Inc                                                3,000           36,030
         General Motors Class H Shrs(a)                             1,700           31,705
         JDS Uniphase(a)                                            3,200           22,560
         Nokia Corp Sponsored ADR Representing Ord Shrs             2,800           44,072
===========================================================================================
                                                                                   174,591
4.84     WIRELESS TELECOMMUNICATION SERVICES
         NTT DoCoMo                                                     3           36,805
         Vodafone Group PLC Sponsored ADR
           Representing 10 Ord Shrs                                 2,200           44,330
===========================================================================================
                                                                                    81,135
100.00   TOTAL INVESTMENT SECURITIES HELD AT VALUE
         (Cost $2,655,469)
         (Cost for Income Tax Purposes $2,666,921)                          $    1,677,799
===========================================================================================

(a)      Security is non-income producing.
(b) Securities are pledged with broker as collateral for investment securities sold short.
(c)      Security has been designated as collateral for futures contracts.
(d)      Security is an affiliated company (See Notes).
(e) Loaned Security, a portion or all of the security is on loan at August 31, 2001.
(f) Effective October 2, 2001, security was in default with respect to principal and interest payments. At that date, the Fund has set-up an allowance for doubtful accounts for $65,888.
(g)      HOLDRs - Holding Company Depository Receipts.
(h)      Rate is subject to change. Rate shown reflects current rate.
(i) The following are restricted and illiquid securities that are valued at fair value at August 31, 2001:

SCHEDULE OF RESTRICTED AND ILLIQUID
SECURITIES

                                                                                                  VALUE AS A %
                                               ACQUISITION          ACQUISITION                  OF NET ASSETS
DESCRIPTION                                        DATE(S)                 COST            VALUE     AT VALUE
--------------------------------------------------------------------------------------------------------------

ADVANTAGE FUND
Pharmaceutical Resources                           8/21/01           $  810,000       $  945,000         1.37%
==============================================================================================================
ADVANTAGE GLOBAL HEALTH SCIENCES FUND
Adeza Biomedical, Conv Pfd, Series II Shrs        12/21/94           $  999,998       $1,216,665         0.25%
Afx Inc, Pfd, Series F Shrs                        8/14/98            3,000,000        3,000,000         0.63
Athersys Inc, Conv Pfd, Class F Shrs               4/17/00            5,000,000        5,000,000         1.04
Caresoft Inc
    Conv Pfd, Series C Shrs                         5/8/00            3,002,552        1,111,182         0.23
    Pfd, Series A Shrs                             7/21/97-
                                                   12/3/99            1,986,251        1,529,477         0.32
    Pfd, Series B Shrs                             2/25/99              507,080          224,323         0.05
    Secured Conv Sub Bridge Notes
        8.000%, 10/1/2001                          6/25/01              175,000          175,000         0.04
    Warrants (Warrants to purchase Pfd
        Series A Shrs, Exp 2004)                   2/25/99                   59               59         0.00
    Warrants (Warrants to purchase Pfd
        Series C Shrs
            (Exp 2004)                              5/8/00                    0                0         0.00
            (Exp 3/2006)                           3/15/01                    0                0         0.00
            (Exp 6/2006)                           6/25/01                    0                0         0.00
Cellomics Inc, Pfd, Series C Shrs                  10/2/00            6,999,992        6,999,992         1.46
Dexcom Inc, Pfd, Series B Shrs                    12/20/00            1,000,000        1,000,000         0.21
DoubleTwist Inc, Pfd, Series D Shrs                2/18/00            4,000,000        4,000,000         0.84
Ecogen Technologies I                             11/16/92-
                                                   1/28/94              684,000                1         0.00
GenoPlex Inc                                       9/15/97-
                                                   6/25/98              408,490          137,142         0.03
Ingenex Inc, Conv Pfd, Series B Shrs               9/27/94              600,000           62,863         0.01
Instrumentation Metrics
    Conv Bridge Notes, 7.500%, 2/9/2002            8/16/01              123,970          123,970         0.03
    Conv Pfd, Series C Shrs                        2/25/98-
                                                   8/31/00            5,934,956        5,934,956         1.24
Janus Biomedical, Conv Pfd, Series A Shrs           3/2/94            1,000,000                1         0.00
Locus Discovery, Pfd, Series C Shrs               11/21/00            4,500,000        4,500,000         0.94
Masimo Corp, Pfd
    Conv, Series F Shrs                            9/14/99              174,999          174,999         0.04
    Series C Shrs                                  10/7/98            1,000,000        1,000,000         0.21
MedClone Trust                                     9/30/97              151,965                0         0.00
MedClone Inc, Conv Pfd, Series G Shrs             10/21/93-
                                                   7/20/94            1,500,005          113,372         0.02
NeoThermia Corp, Pfd, Series C Shrs                3/26/01            2,000,001        2,000,001         0.42
Neurogenetics Inc                                  9/15/97-
                                                   6/25/98              202,031           67,828         0.01
Optimize Inc, Pfd, Series C Shrs                   8/15/00            7,000,000        7,000,000         1.46
Pharmaceutical Resources                           8/21/01            3,078,000        3,591,000         0.75
Physiome Sciences, Pfd, Series B Shrs              11/7/97            1,499,998        1,499,998         0.31
Scimagix Inc, Pfd, Series C Shrs                   5/24/01            1,350,000        1,350,000         0.28
Structural Bioinformatics, Pfd, Series D Shrs      3/24/00            4,000,003        4,000,003         0.83
Syrrx Inc, Pfd, Series C Shrs                      1/10/01            4,000,003        4,000,003         0.83




SCHEDULE OF RESTRICTED AND ILLIQUID
SECURITIES

                                                                                                  VALUE AS A %
                                               ACQUISITION          ACQUISITION                  OF NET ASSETS
DESCRIPTION                                        DATE(S)                 COST            VALUE      AT VALUE
--------------------------------------------------------------------------------------------------------------

UltraGuide Inc, Pfd
    Series E Shrs                                  6/1/01             1,348,502        1,348,502         0.28
    Series F Shrs                                  6/1/01               151,500          151,500         0.03
==============================================================================================================
                                                                  $  67,379,355     $ 61,312,837        12.79%
==============================================================================================================


FUTURES CONTRACTS
OPEN AT AUGUST 31, 2001

                                                NUMBER OF           FACE          MARKET      UNREALIZED
                                  POSITION      CONTRACTS         AMOUNT           VALUE            LOSS
---------------------------------------------------------------------------------------------------------
ADVANTAGE FUND
Nasdaq 100
    (Exp September 2001)             Short             35    $    3,500      $ (5,153,750)      $ (51,513)
S&P 500 Index
    (Exp September 2001)             Short             40        10,000       (11,351,000)        (14,300)
=========================================================================================================
                                                                             $(65,813,750)      $ (65,813)
=========================================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO COUNSELOR SERIES FUNDS, INC.
AUGUST 31, 2001

                                                                                ADVANTAGE
                                                              ADVANTAGE     GLOBAL HEALTH
                                                                   FUND     SCIENCES FUND
------------------------------------------------------------------------------------------
ASSETS
Investment Securities Held:
   At Cost(a)                                            $   69,280,353   $   536,742,575
==========================================================================================
   At Value(a)                                           $   68,842,218   $   541,835,739
Cash                                                                  0           210,242
Deposits with Custodian Bank for
   Investment Securities Sold Short                          16,362,250        34,374,048
Deposits with Broker for Initial
   Margin on Futures Contracts                                1,425,000                 0
Receivables:
   Investment Securities Sold                                14,691,396         7,828,571
   Fund Shares Sold                                               7,739            66,461
   Dividends and Interest                                        60,801           728,512
Appreciation on Forward Foreign Currency Contracts                  260                 0
Other Investments (Note 6)                                            0         9,984,000
Prepaid Expenses and Other Assets                                50,462           179,001
==========================================================================================
TOTAL ASSETS                                                101,440,126       595,206,574
==========================================================================================
LIABILITIES
Investment Securities Sold Short at Value
   (Proceeds $28,729,580 and $39,334,802, respectively)      28,601,753        40,796,020
Payables:
   Custodian                                                     96,304                 0
   Dividends on Investment Securities Sold Short                 35,240           219,211
   Investment Securities Purchased                            3,211,965        11,761,704
   Fund Shares Repurchased                                      432,764           908,347
   Securities Loaned                                                  0         9,984,000
   Borrowings on Line of Credit                                       0        51,500,000
   Variation Margin on Futures Contracts                        117,500                 0
Accrued Distribution Expenses
   Class A                                                       10,938               380
   Class B                                                       17,271               239
   Class C                                                       13,812               165
Accrued Expenses and Other Payables                               1,189           511,543
==========================================================================================
TOTAL LIABILITIES                                            32,538,736       115,681,609
==========================================================================================
NET ASSETS AT VALUE                                      $   68,901,390   $   479,524,965
==========================================================================================
NET ASSETS
Paid-in Capital(b)                                       $   98,184,638   $   479,547,710
Accumulated Undistributed Net Investment Loss                    (2,368)         (173,979)
Accumulated Undistributed Net Realized Loss on
   Investment Securities Held, Investment Securities
   Sold Short, Foreign Currency Transactions, Futures
   and Option Contracts                                     (28,904,759)       (2,403,941)
Net Appreciation (Depreciation) of Investment Securities
     Held, Investment Securities Sold Short, Foreign
     Currency Transactions, Futures and Option Contracts       (376,121)        2,555,175
==========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding    $   68,901,390   $   479,524,965
==========================================================================================
NET ASSETS AT VALUE:
   Class A                                               $   34,085,870   $   478,876,471
==========================================================================================
   Class B                                               $   19,292,174   $       336,994
==========================================================================================
   Class C                                               $   15,523,346   $       311,500
==========================================================================================

INVESCO COUNSELOR SERIES FUNDS, INC.
AUGUST 31, 2001

                                                                                ADVANTAGE
                                                              ADVANTAGE     GLOBAL HEALTH
                                                                   FUND     SCIENCES FUND
                                                            (CONTINUED)       (CONTINUED)
------------------------------------------------------------------------------------------
Shares Outstanding
   Class A                                                    4,426,478        32,871,645
   Class B                                                    2,525,699            22,954
   Class C                                                    2,034,958            21,552
==========================================================================================
NET ASSET VALUE PER SHARE:
   Class A
      Redemption Price per Share                         $         7.70   $         14.57
      Offering Price per Share (Maximum sales charge
        of 5.50%)                                        $         8.15   $         15.42
   Class B, Offering and Redemption Price per Share
      (excludes applicable contingent deferred sales
      charge)                                            $         7.64   $         14.68
   Class C, Offering and Redemption Price per Share
      (excludes applicable contingent deferred sales
      charge)                                            $         7.63   $         14.45
==========================================================================================

(a) Investment securities at cost and value at August 31, 2001 includes a repurchase agreement of $10,892,000 for Advantage Fund.
(b) INVESCO Counselor Series Funds, Inc. have four billion authorized shares of common stock, par value $0.01 per share. Of such shares, 600 million have been allocated to Advantage Fund and 600 million to Advantage Global Health Sciences Fund: 200 million to each class.

See Notes to Financial Statements

INVESCO COUNSELOR SERIES FUNDS, INC.
AUGUST 31, 2001

                                                                      GLOBAL
                                                                      GROWTH
                                                                        FUND
-----------------------------------------------------------------------------
ASSETS
Investment Securities Held:
   At Cost                                                     $   2,655,469
=============================================================================
   At Value                                                    $   1,677,799
Receivables:
   Fund Shares Sold                                                   12,200
   Dividends and Interest                                                301
Prepaid Expenses and Other Assets                                        329
=============================================================================
TOTAL ASSETS                                                       1,690,629
=============================================================================
LIABILITIES
Payable to Custodian                                                  41,739
Accrued Distribution Expenses
   Class A                                                               391
   Class B                                                                56
   Class C                                                               301
Accrued Expenses and Other Payables                                   21,464
=============================================================================
TOTAL LIABILITIES                                                     63,951
=============================================================================
NET ASSETS AT VALUE                                            $   1,626,678
=============================================================================
NET ASSETS
Paid-in Capital(a)                                                 2,917,391
Accumulated Undistributed Net Investment Loss                              0
Accumulated Undistributed Net Realized Loss on
   Investment Securities Held and Foreign Currency
   Transactions                                                     (313,043)
Net Depreciation of Investment Securities Held and
   Foreign Currency Transactions                                    (977,670)
=============================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding          $   1,626,678
=============================================================================
NET ASSETS AT VALUE:
   Class A                                                     $   1,190,091
=============================================================================
   Class B                                                     $      70,594
=============================================================================
   Class C                                                     $     365,993
=============================================================================
Shares Outstanding
   Class A                                                           231,859
   Class B                                                            13,850
   Class C                                                            72,091
=============================================================================
NET ASSET VALUE PER SHARE:
   Class A
      Redemption Price per Share                               $        5.13
      Offering Price per Share (Maximum sales charge
        of 5.50%)                                              $        5.43
   Class B, Offering and Redemption Price per Share
      (excludes applicable contingent deferred sales
      charge)                                                  $        5.10
   Class C, Offering and Redemption Price per Share
      (excludes applicable contingent deferred sales
      charge)                                                  $        5.08
=============================================================================

(a) INVESCO Counselor Series Funds, Inc. have four billion authorized shares of common stock, par value $0.01 per share. Of such shares, 600 million have been allocated to Global Growth Fund: 200 million to each class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO COUNSELOR SERIES FUNDS, INC.
YEAR ENDED AUGUST 31, 2001

                                                                    ADVANTAGE
                                                                         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $       749,713
Dividends from Affiliated Investment Companies                         47,294
Interest                                                            1,477,408
   Foreign Taxes Withheld                                              (6,948)
==============================================================================
   TOTAL INCOME                                                     2,267,467
================================================================================
EXPENSES
Dividends on Investment Securities Sold Short                         113,901
Investment Advisory Fees                                            1,535,685
Distribution Expenses
   Class A                                                            217,481
   Class B                                                            224,056
   Class C                                                            178,358
Transfer Agent Fees                                                   130,232
Administrative Services Fees                                           56,071
Custodian Fees and Expenses                                            52,179
Directors' Fees and Expenses                                           11,588
Interest Expenses                                                      86,660
Professional Fees and Expenses                                         73,660
Registration Fees and Expenses
   Class A                                                             82,565
   Class B                                                             73,502
   Class C                                                             72,821
Reports to Shareholders                                                33,837
Other Expenses                                                         25,343
==============================================================================
   TOTAL EXPENSES                                                   2,967,939
   Fees and Expenses Paid Indirectly                                  (16,260)
==============================================================================
      NET EXPENSES                                                  2,951,679
==============================================================================
NET INVESTMENT LOSS                                                  (684,212)
==============================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities Held                                     (32,975,935)
   Investment Securities Sold Short                                 6,714,945
   Foreign Currency Transactions                                     (421,241)
   Futures Contracts                                                 (416,250)
   Option Contracts                                                 3,728,428
==============================================================================
      Total Net Realized Gain (Loss)                              (23,370,053)
==============================================================================
Change in Net Appreciation (Depreciation) of:
   Investment Securities Held                                      (1,799,365)
   Investment Securities Sold Short                                   181,713
   Foreign Currency Transactions                                      (17,462)
   Futures Contracts                                                  (65,813)
   Option Contracts                                                    61,217
==============================================================================
      Total Net Depreciation                                       (1,639,710)
==============================================================================
NET LOSS ON INVESTMENT SECURITIES HELD,
   INVESTMENT SECURITIES SOLD SHORT, FOREIGN
   CURRENCY TRANSACTIONS, FUTURES AND OPTION CONTRACTS            (25,009,763)
==============================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $   (25,693,975)
==============================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS (CONTINUED)
INVESCO COUNSELOR SERIES FUNDS, INC.

                                                                    ADVANTAGE GLOBAL
                                                                   HEALTH SCIENCES FUND

                                                                 PERIOD              YEAR
                                                                  ENDED             ENDED
                                                              AUGUST 31        OCTOBER 31
-----------------------------------------------------------------------------------------
                                                                   2001              2000
                                                                (Note 1)
INVESTMENT INCOME
INCOME
Dividends                                                $    2,772,376         2,774,817
Dividends from Affiliated Investment Companies                  231,627                 0
Interest                                                      1,350,736         1,523,503
Securities Loaned Income                                            375                 0
   Foreign Taxes Withheld                                       (96,212)          (31,353)
=========================================================================================
   TOTAL INCOME                                               4,258,902         4,266,967
=========================================================================================
EXPENSES
Dividends on Investment Securities Sold Short                   261,787                 0
Investment Advisory Fees                                      6,013,181         7,683,110
Distribution Expenses
   Class A                                                          834                --
   Class B                                                          446                --
   Class C                                                          253                --
Transfer Agent Fees                                             197,609            88,350
Administrative Services Fees                                    450,255           798,123
Custodian Fees and Expenses                                      73,366           102,931
Directors'/Trustees' Fees and Expenses                          191,700           115,634
Interest Expenses                                               677,895                 0
NYSE Listing Fee                                                 45,513            59,690
Professional Fees and Expenses                                  312,321           209,148
Registration Fees and Expenses
   Class A                                                        5,313                --
   Class B                                                            0                --
   Class C                                                            0                --
Reports to Shareholders                                         251,995           165,919
Other Expenses                                                   20,627            27,563
=========================================================================================
   TOTAL EXPENSES                                             8,503,095         9,250,468
   Fees and Expenses Paid Indirectly                            (33,285)          (56,640)
=========================================================================================
      NET EXPENSES                                            8,469,810         9,193,828
=========================================================================================
NET INVESTMENT LOSS                                          (4,210,908)       (4,926,861)
=========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities Held                                33,548,736       167,899,736
   Investment Securities Sold Short                          (2,152,061)        2,413,385
   Foreign Currency Transactions                             (1,969,761)          480,886
=========================================================================================
      Total Net Realized Gain                                29,426,914       170,794,007
=========================================================================================
Change in Net Appreciation (Depreciation) of:
   Investment Securities Held                              (273,909,115)      175,186,893
   Investment Securities Sold Short                          (3,632,818)        1,774,144
   Foreign Currency Transactions                              1,360,652        (3,030,347)
=========================================================================================
      Total Net Appreciation (Depreciation)                (276,181,281)      173,930,690
=========================================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES HELD,
   INVESTMENT SECURITIES SOLD SHORT AND
   FOREIGN CURRENCY TRANSACTIONS                           (246,754,367)      344,724,697
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS    $ (250,965,275)  $    339,797,836
=========================================================================================

See Notes to Financial Statements

INVESCO COUNSELOR SERIES FUNDS, INC.
PERIOD ENDED AUGUST 31, 2001 (NOTE 1)

                                                                      GLOBAL
                                                                      GROWTH
                                                                        FUND
-----------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                     $       5,447
Interest                                                             12,745
   Foreign Taxes Withheld                                              (303)
=============================================================================
   TOTAL INCOME                                                      17,889
=============================================================================
EXPENSES
Investment Advisory Fees                                             14,619
Distribution Expenses
   Class A                                                            4,403
   Class B                                                              590
   Class C                                                            1,393
Transfer Agent Fees                                                   1,316
Administrative Services Fees                                          8,213
Custodian Fees and Expenses                                           4,282
Professional Fees and Expenses                                       31,167
Reports to Shareholders                                                 730
Other Expenses                                                          789
=============================================================================
   TOTAL EXPENSES                                                    67,502
   Fees and Expenses Paid Indirectly                                   (520)
=============================================================================
      NET EXPENSES                                                   66,982
=============================================================================
NET INVESTMENT LOSS                                                 (49,093)
=============================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities Held                                      (313,314)
   Foreign Currency Transactions                                        280
=============================================================================
      Total Net Realized Loss                                      (313,034)
=============================================================================
Change in Net Depreciation of:
   Investment Securities Held                                      (973,402)
   Foreign Currency Transactions                                     (4,268)
=============================================================================
      Total Net Depreciation                                       (977,670)
=============================================================================
NET LOSS ON INVESTMENT SECURITIES HELD
   AND FOREIGN CURRENCY TRANSACTIONS                             (1,290,704)
=============================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $  (1,339,797)
=============================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
ADVANTAGE FUND

                                                                               YEAR               PERIOD
                                                                              ENDED                ENDED
                                                                          AUGUST 31             AUGUST 31
----------------------------------------------------------------------------------------------------------
                                                                               2001                 2000
                                                                                                (Note 1)
OPERATIONS
Net Investment Income (Loss)                                      $        (684,212)     $        19,764
Net Realized Gain (Loss) on Investment Securities Held,
   Investment Securities Sold Short, Foreign Currency
   Transactions, Futures and Option Contracts                           (23,370,053)             137,331
Change in Net Appreciation (Depreciation) of Investment
   Securities Held, Investment Securities Sold Short,
   Foreign Currency Transactions, Securities Sold Short,
   Futures and Option Contracts                                          (1,639,710)           1,263,589
==========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   (25,693,975)           1,420,684
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
In Excess of Net Investment Income--Class A                                (25,259)                   0
In Excess of Net Realized Gain on Investment Securities Held,
   Investment Securities Sold Short, Foreign Currency
   Transactions, Futures and Option Contracts
       Class A                                                           (3,670,983)                   0
       Class B                                                           (1,098,298)                   0
       Class C                                                             (848,910)                   0
==========================================================================================================
TOTAL DISTRIBUTIONS                                                      (5,643,450)                   0
==========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
    Class A                                                              82,482,560           40,542,105
    Class B                                                              18,904,150           10,625,040
    Class C                                                              19,437,451            8,283,890
Reinvestment of Distributions
    Class A                                                               3,054,247                    0
    Class B                                                                 444,615                    0
    Class C                                                                 559,565                    0
==========================================================================================================
                                                                        124,882,588           59,451,035
Amounts Paid for Repurchases of Shares
    Class A                                                             (74,581,392)            (198,729)
    Class B                                                              (3,715,647)                   0
    Class C                                                              (7,119,724)                   0
==========================================================================================================
                                                                        (85,416,763)            (198,729)
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                               39,465,825           59,252,306
==========================================================================================================
TOTAL INCREASE IN NET ASSETS                                              8,128,400           60,672,990
NET ASSETS
Initial Subscription--Class A                                                   --              100,000
Beginning of Period                                                      60,772,990                   --
==========================================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Income (Loss) of ($2,368)
   and $18,664, respectively)                                     $      68,901,390      $    60,772,990
==========================================================================================================


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
ADVANTAGE FUND (CONTINUED)

                                                                               YEAR               PERIOD
                                                                              ENDED                ENDED
                                                                          AUGUST 31             AUGUST 31
----------------------------------------------------------------------------------------------------------
                                                                               2001                 2000
                                                                                                (Note 1)

FUND SHARE TRANSACTIONS
Initial Subscription--Class A                                                   --               10,000
Shares Sold
    Class A                                                               7,902,733            4,053,733
    Class B                                                               1,824,315            1,062,481
    Class C                                                               1,915,938              828,354
Shares Issued from Reinvestment of Distributions
    Class A                                                                 301,766                    0
    Class B                                                                  44,021                    0
    Class C                                                                  55,402                    0
==========================================================================================================
                                                                         12,044,175            5,954,568
Shares Repurchased
    Class A                                                              (7,822,000)             (19,754)
    Class B                                                                (405,118)                   0
    Class C                                                                (764,736)                   0
==========================================================================================================
                                                                         (8,991,854)             (19,754)
NET INCREASE IN FUND SHARES                                               3,052,321            5,934,814
==========================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
ADVANTAGE GLOBAL HEALTH SCIENCES FUND

                                                               PERIOD
                                                                ENDED
                                                            AUGUST 31                            YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                       2000                       1999
                                                              (Note 1)
OPERATIONS
Net Investment Loss                               $        (4,210,908)       $        (4,926,861)       $          (796,732)
Net Realized Gain on Investment Securities Held,
   Investment Securities Sold Short and Foreign
   Currency Transactions                                   29,426,914                170,794,007                 78,958,795
Change in Net Appreciation (Depreciation) of Investment
   Securities Held, Investment Securities Sold Short
   and Foreign Currency Transactions                     (276,181,281)               173,930,690                (16,145,445)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (250,965,275)               339,797,836                 62,016,618
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income--Class A                                     0                 (2,654,362)                         0
Net Realized Gain on Investment Securities Held,
    Investment Securities Sold Short and Foreign
   Currency Transactions - Class A                       (132,254,542)               (89,653,448)              (120,410,363)
In Excess of Net Realized Gain on
   Investment Securities Held,
   Investment Securities Sold Short
   and Foreign Currency Transactions--Class A              (2,527,263)                         0                          0
============================================================================================================================
TOTAL DISTRIBUTIONS                                      (134,781,805)               (92,307,810)              (120,410,363)
============================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
    Class A                                                 1,400,839                         --                         --
    Class B                                                   345,651                         --                         --
    Class C                                                   316,798                         --                         --
Proceeds from Sales of Shares
   in Connection with Rights Offering                              --                         --                107,975,588
Reinvestment of Distributions - Class A                    64,322,751                 12,973,985                 42,185,501
============================================================================================================================
                                                           66,386,039                 12,973,985                150,161,089
Amounts Paid for Repurchases of Shares
    Class A                                              (139,607,661)                        --                         --
    Class C                                                      (522)                        --                         --
============================================================================================================================
                                                         (139,608,183)                        --                         --
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                           (73,222,144)                12,973,985                150,161,089
============================================================================================================================
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                         (458,969,224)               260,464,011                 91,767,344
NET ASSETS
Beginning of Period                                       938,494,189                678,030,178                586,262,834
============================================================================================================================
End of Period (Including Accumulated
   Undistributed Net Investment Income (Loss)
   of ($173,979), ($85,099) and
   $920,686, respectively)                        $       479,524,965        $       938,494,189        $       678,030,178
============================================================================================================================




STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
ADVANTAGE GLOBAL HEALTH SCIENCES FUND (CONTINUED)

                                                               PERIOD
                                                                ENDED
                                                            AUGUST 31                            YEAR ENDED OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                       2000                       1999
                                                              (Note 1)

FUND SHARE TRANSACTIONS
Shares Sold
    Class A                                                    93,551                         --                         --
    Class B                                                    22,954                         --                         --
    Class C                                                    21,587                         --                         --
Shares Issued in Connection
   with Rights Offering                                            --                         --                  7,601,529
Shares Issued from Reinvestment of
   Distributions-- Class A                                  3,573,357                    947,871                  2,343,639
============================================================================================================================
                                                            3,711,449                    947,871                   9,945,168
Shares Repurchased
    Class A                                                (9,500,778)                        --                         --
    Class C                                                       (35)                        --                         --
============================================================================================================================
                                                           (9,500,813)                        --
NET INCREASE (DECREASE)
   IN FUND SHARES                                          (5,789,364)                   947,871                  9,945,168
============================================================================================================================

See Notes to Financial Statements

GLOBAL GROWTH FUND

                                                                          PERIOD
                                                                           ENDED
                                                                       AUGUST 31
--------------------------------------------------------------------------------
                                                                            2001
                                                                        (Note 1)
OPERATIONS
Net Investment Loss                                               $     (49,093)
Net Realized Loss on Investment Securities Held
   and Foreign Currency Transactions                                   (313,034)
Change in Net Depreciation of Investment Securities
   Held and Foreign Currency Transactions                              (977,670)
================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                           (1,339,797)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Class A                                                            2,609,084
   Class B                                                              146,065
   Class C                                                              683,261
================================================================================
                                                                      3,438,410
Amounts Paid for Repurchases of Shares
   Class A                                                             (372,102)
   Class B                                                              (18,898)
   Class C                                                             (180,935)
================================================================================
                                                                       (571,935)
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                            2,866,475
================================================================================
TOTAL INCREASE IN NET ASSETS                                          1,526,678
NET ASSETS
Initial Subscription--Class A                                           100,000
Beginning of Period                                                          --
================================================================================
End of Period (Including Accumulated Undistributed
   Net Investment Loss of $0)                                     $   1,626,678
================================================================================

                 -----------------------------------------

FUND SHARE TRANSACTIONS
Initial Subscription--Class A                                            10,000
Shares Sold
   Class A                                                              274,753
   Class B                                                               15,882
   Class C                                                              105,033
================================================================================
                                                                        405,668
Shares Repurchased
   Class A                                                              (52,894)
   Class B                                                               (2,032)
   Class C                                                              (32,942)
================================================================================
                                                                        (87,868)
NET INCREASE IN FUND SHARES                                             317,800
================================================================================

See Notes to Financial Statements

STATEMENT OF CASH FLOWS
ADVANTAGE GLOBAL HEALTH SCIENCES FUND

                                                                                          PERIOD                      YEAR
                                                                                           ENDED                     ENDED
                                                                                       AUGUST 31                OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------
                                                                                            2001                      2000
                                                                                         (Note 1)
INCREASE (DECREASE) IN CASH
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Dividends and Interest Received, Net of Foreign Withholding Taxes            $         3,909,184        $        4,412,544
Expenses Paid                                                                         (8,701,659)               (9,370,034)
Sales Net of Purchases of Short-Term Investments                                      14,291,999                34,910,948
Purchases of Investment Securities Held                                           (1,033,452,158)           (1,432,915,955)
Sales of Investment Securities Held                                                1,206,045,228             1,452,347,236
Proceeds of Investment Securities Sold Short                                         209,260,587                83,305,047
Purchases of Investment Securities Sold Short                                       (200,383,508)              (54,064,080)
Realized Loss From Foreign Currency Transactions                                         (30,962)                   (6,242)
Change in Unrealized Loss From Foreign Currency Transactions                              (6,242)                        0
Change in Deposits at Custodian Bank for Investment Securities Sold Short            (34,374,048)                        0
Change in Payable to Broker                                                             (845,082)                  845,082
Change in Payable for Dividends Paid on Investment Securities Sold Short                 176,636                         0
Change in Prepaid Assets                                                                 (20,930)                 (127,529)
===========================================================================================================================
NET CASH FLOWS FROM OPERATING ACTIVITIES                                             155,869,045                79,337,017
===========================================================================================================================

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Borrowings on Line of Credit                                                          51,500,000                         0
Sales of Fund Shares                                                                   1,996,827                         0
Repurchases of Fund Shares                                                          (138,699,836)                        0
Distributions Paid to Shareholders                                                   (70,459,054)              (79,333,826)
===========================================================================================================================
Net Cash Flows Used for Financing Activities                                        (155,662,063)              (79,333,826)
===========================================================================================================================
Net Increase in Cash                                                                     206,982                     3,191
Cash at Beginning of Year                                                                  3,260                        69
===========================================================================================================================
Cash at End of Year                                                          $           210,242        $            3,260
===========================================================================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO NET CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations                        $      (250,965,275)       $      339,797,836
===========================================================================================================================
Decrease in Investments Held                                                         168,353,953                78,777,287
Net Realized Gain                                                                    (29,426,914)             (170,794,007)
(Increase) Decrease in Appreciation of Investment Securities Held
   and Foreign Currency Transactions                                                 276,181,281              (173,930,690)
(Increase) Decrease in Receivable for Investment Securities Sold                      45,911,525               (51,931,081)
Increase (Decrease) in Payable for Investment Securities Purchased                   (33,483,311)               31,318,656
(Increase) Decrease in Depreciation of Foreign Currency Contracts                         (6,242)                    6,242
(Increase) Decrease in Dividends and Interest Receivable                                (349,718)                  145,577
Increase in Cash at Custodian Bank for Investment Securities Sold Short              (34,374,048)                        0
Increase in Prepaid Expenses and Other Assets                                            (20,930)                 (127,529)
Increase in Accrued Expenses and Other Payables                                          231,849                   176,206
Increase in Payable for Investment Securities Sold Short                              14,661,957                25,053,438
Increase (Decrease) in Payable to Broker                                                (845,082)                  845,082
===========================================================================================================================
    Total Adjustments                                                                406,834,320              (260,460,819)
===========================================================================================================================
Net Cash Flows From Operating Activities                                     $       155,869,045        $       79,337,017
===========================================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO COUNSELOR SERIES FUNDS, INC.

NOTE 1--ORGANIZATION AND SIGNIFICANT  ACCOUNTING  POLICIES.   INVESCO  Counselor
Series Funds, Inc. (formerly INVESCO Advantage Series Funds, Inc.) is incorporated in Maryland and presently consists of three separate Funds:
Advantage Fund, Advantage Global Health Sciences Fund (formerly INVESCO Global Health Sciences Fund, Inc.) and Global Growth Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek aggressive capital appreciation for Advantage and Global Growth Funds and to seek capital appreciation through investments in the health science related business sectors for Advantage Global Health Sciences Fund. The Advantage and Global Growth Funds commenced investment operations on August 25, 2000 and November 29, 2000, respectively. INVESCO Counselor Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company.

INVESCO Global Health Sciences Fund, Inc. was registered under the "Act" as a diversified, closed-end management investment company prior to May 16, 2001. Upon approval by the shareholders of that Fund at the annual meeting held May 8, 2001, of an Agreement and Plan of Reorganization and Termination, INVESCO Global Health Sciences Fund, Inc. was reorganized into INVESCO Advantage Global Health Sciences Fund. Shareholders from the reorganization into INVESCO Advantage Global Health Sciences Fund received Class A shares of the Fund, effective May 16, 2001. As an open-end management investment company, is no longer listed on the New York Stock Exchange. The Fund fiscal year end changed from October 31 to August 31.

The Funds offer three classes of shares, referred to as Class A, Class B and Class C shares. Each Class of shares is subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions. The Advantage Global Health Sciences Fund was closed to new investors from May 16, 2001 to May 21, 2001.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and was effective for fiscal years beginning after December 15, 2000. The Funds have determined that the impact on the Financial Statements, resulting from the adoption of this new standard, will be insignificant.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Option Contracts are valued at the last sales price on the principal exchange on which the options are traded. If there is no last sales price reported, then the bid price will be used.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Investments in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. FUTURES CONTRACTS -- The Funds may enter into futures contracts for non-speculative purposes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as may be required by the exchanges on which the transaction is effected. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as variation margin receivable or payable on futures contracts. During the period the futures contracts are open, changes in the value of the contracts are recognized on a daily basis to reflect the market value of the contracts at the end of each day's trading and are recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened, including commissions paid to broker, and the value at the time it was closed. The Fund's use of futures contracts may subject it to certain risks as a result of unanticipated movements in the market. In addition, there can be no assurance that a liquid secondary market will exist for any contract purchased or sold.

C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The receivable for investment securities sold is net of $790,178 for Norian Corp, Conv Pfd, Series D Shrs and $282,375 for Caresoft Inc, Secured Conv Sub Bridge Notes, 8.000%, 7/2/2001, respectively, allowance for doubtful accounts. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year/period ended August 31, 2001, the Advantage and Advantage Global Health Sciences Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

The Fund may have elements of risk due to concentrated investments in specific industries and/or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. Advantage Global Health Sciences Fund has demand registration rights for certain restricted securities held at Augst 31, 2001, which can be exercised upon the registration of a qualifying public offering by each company in the future. The Fund may incur registration costs associated with these public offerings. There is no assurance such offerings will occur.

The Financial Accounting Standards Board issued Statement of Accounting Standards ("SFAS") No. 133 as amended, "Accounting for Derivative Instruments and Hedging Activities," which was effective for fiscal years beginning after June 15, 2000. The Funds have determined that the impact on the financial statements, resulting from the adoption of this new standard, is insignificant.

E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Advantage and Global Growth Funds incurred and elected to defer post-October 31 net capital losses of $27,639,559 and $301,591, respectively, to the year ended August 31, 2002. Advantage Fund incurred and elected to defer post-October 31 net currency losses of $918 to the year ended August 31, 2002. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, passive foreign investment company income and stock dividends and other corporate reorganizations.

For the year/period ended August 31, 2001, the effects of such differences were as follows:

                                                           ACCUMULATED
                                        ACCUMULATED      UNDISTRIBUTED
                                      UNDISTRIBUTED       NET REALIZED
                                                NET     GAIN (LOSS) ON
                                         INVESTMENT         INVESTMENT           PAID-IN
FUND                                  INCOME (LOSS)         SECURITIES           CAPITAL
------------------------------------------------------------------------------------------
Advantage Fund                       $      688,439      $     (54,946)     $   (633,493)
Advantage Global
   Health Sciences Fund                   4,122,028            123,322        (4,245,350)
Global Growth Fund                           49,093                 (9)          (49,084)

Net investment loss, net realized gains (losses) and net assets were not affected.

Prior to May 16, 2001, INVESCO Global Health Sciences Fund, Inc. distributed 2.5% of net asset value to its shareholders quarterly with additional year-end distributions depending on the amount of the Fund's yearly net realized capital gains.

G. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. The Fund may also use derivatives in an attempt to improve performance, although there is no guarantee that it will be successful in that effort. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

H. OPTIONS -- The Funds may buy or write put and call options, including securities index options, on portfolio securities for hedging purposes or as a substitute for an investment. The Fund generally purchases put options or writes call options to hedge against adverse movements in the value of portoflio holdings.

When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investment Securities where applicable. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Written option activity for the year ended August 31, 2001, was as follows:

                                                    CALL OPTIONS                       PUT OPTIONS
----------------------------------------------------------------------------------------------------------
                                              NUMBER            AMOUNT            NUMBER          AMOUNT
                                          OF OPTIONS       OF PREMIUMS        OF OPTIONS      OF PREMIUMS
----------------------------------------------------------------------------------------------------------
ADVANTAGE FUND
Options outstanding at August 31, 2000         1,150       $ 1,332,193                 0       $        0
Options written                               26,162        14,745,953               650          668,028
Options closed or expired                    (27,312)      (16,078,146)             (650)        (668,028)
Options outstanding at August 31, 2001             0       $         0                 0       $        0

I. SHORT SALES -- The Advantage Fund and Advantage Global Health Sciences Fund engage in short sales as part of their normal investment activities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of an expected decline in the price of that security. The Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. The Fund will realize a gain if there is a decline in price of the security between those dates, if the decline exceeds the cost of borrowing the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. Until the Fund replaces a borrowed security, it will maintain at all times cash or liquid securities or other collateral with a broker or other custodian in an amount equal or higher than the current market value of the security sold short. The Fund receives interest on the collateral it deposits. Short sales are fully collateralized by other securities which are noted in the Statement of Investment Securities. The liability account is valued to reflect the current value of the securities sold short and is presented in the Statement of Assets and Liabilities. Dividend expense on short sales is recorded on the ex-dividend date.

J. CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Statement of Assets and Liabilities and represents cash on hand in its Custodian bank account and does not include any short-term investments or deposits with custodian bank for investment securities sold short at August 31, 2001.

K. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses paid indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for Advantage and Advantage Global Health Sciences Funds are based on the annual rate of 1.50% (the "Base Fee") of average daily net assets. For these Funds the Base Fee will be adjusted, on a monthly basis (i) upward at a rate of 0.20%, on a pro rata basis, for each percentage point that investment performance of the Class A shares of the Fund exceeds the sum of 2.00% plus the investment record of the Index (the "Index", the Russell 3000 Index for Advantage Fund and the Morgan Stanley Health Care Product Index for Advantage Global Health Sciences Fund), or
(ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point that investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum Fee Adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to IFG will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% for Advantage and Advantage Global Health Sciences Funds. During the first twelve months of operation, the investment advisory fee will be charged at the Base Fee of 1.50% with no Fee Adjustment for these Funds. Prior to May 16, 2001, the fee for Advantage Global Heath Sciences Fund was based on the annual rate of 1.00% on the first $500 million of ending daily net assets and 0.90% on ending daily net assets in excess of $500 million. The current fee for Global Growth Fund is based on the annual rate of 1.00% of average net assets.

A master distribution plan and agreement for each Class of shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. On May 16, 2001, Advantage Global Health Sciences Fund joined Advantage Fund and Global Growth Fund in being governed by this master distribution plan and agreement. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the year/period ended August 31, 2001, amounts paid to the Distributor were as follows:

                                 CLASS               CLASS           CLASS
FUND                                 A                   B               C
--------------------------------------------------------------------------------
Advantage Fund             $   207,649        $    207,949   $     165,450
Advantage Global Health
  Sciences Fund                    453                 207               88
Global Growth Fund               4,013                 534            1,092

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year/period ended August 31, 2001, for Class B were as follows:

                                                  DISTRIBUTOR'S     DISTRIBUTOR'S
                                                      AGGREGATE      UNREIMBURSED
                                                   UNREIMBURSED     EXPENSES AS %
                             AMOUNT RETAINED           EXPENSES     OF NET ASSETS
                              BY DISTRIBUTOR         UNDER PLAN          OF CLASS
---------------------------------------------------------------------------------
ADVANTAGE FUND
Class B Plan                  $      225,647      $     383,073              1.99%

ADVANTAGE GLOBAL HEALTH
   SCIENCES FUND
Class B Plan                  $          473      $      12,640              3.75%

GLOBAL GROWTH FUND
Class B Plan                  $          595      $         674              0.95%

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Prior to May 16, 2001, Advantage Global Health Sciences Fund, Inc. was not included in the transfer agent fee agreement.

In accordance with an Administrative Services Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. Prior to May 16, 2001, Advantage Global Health Sciences Fund, Inc. paid IFG a fee based on the annual rate of 0.10% on ending daily net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

Shareholders holding INVESCO Advantage Global Health Sciences Fund - Class A shares as a result of the reorganization of INVESCO Global Health Sciences Fund into INVESCO Advantage Global Health Sciences Fund will be subject to a redemption fee of 2% for shares received in the reorganization for the period May 16, 2001 to May 15, 2002. The redemption fee will be based on the current net asset value of the shares at the time of the redemption. The redemption fee is accounted for as an addition to Paid-in Capital by Advantage Global Health Sciences Fund. Total redemption fees received by Advantage Global Health Sciences Fund for the period ended August 31, 2001, were $2,556,420.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year/period ended August 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

POSITION                                PURCHASES/COVERS    SALES/PROCEEDS
----------------------------------------------------------------------------
ADVANTAGE FUND
Investment Securities Held              $    921,608,494    $  880,797,885
Investment Securities Sold Short             542,530,758       509,023,043

ADVANTAGE GLOBAL HEALTH
   SCIENCES FUND
Investment Securities Held              $  1,001,343,579    $1,160,749,270
Investment Securities Sold Short             209,260,587       200,383,508

GLOBAL GROWTH FUND
Investment Securities Held              $      7,157,784    $    4,189,271

There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At August 31, 2001, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) were as follows:

                                                                                     NET
                                              GROSS              GROSS      APPRECIATION
POSITION                               APPRECIATION       DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------
ADVANTAGE FUND
Investment Securities Held           $    2,329,045      $   4,040,689      $ (1,711,644)
Investment Securities Sold Short            453,672            325,845           127,827
Options Purchased                            55,210            229,200          (173,990)
                                                                            -------------
                                                                            $ (1,757,807)
                                                                            =============

ADVANTAGE GLOBAL HEALTH
   SCIENCES FUND
Investment Securities Held           $   29,566,402      $  26,877,177      $  2,689,225
Investment Securities Sold Short            856,881          2,318,099        (1,461,218)
                                                                            -------------
                                                                            $  1,228,007
                                                                            =============
GLOBAL GROWTH FUND
Investment Securities Held           $       14,740      $   1,003,862      $   (989,122)

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Fund's officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year/period ended August 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                              UNFUNDED
                                            PENSION            ACCRUED           PENSION
FUND                                       EXPENSES      PENSION COSTS         LIABILITY
------------------------------------------------------------------------------------------
Advantage Fund                             $  1,192           $      0           $ 1,189
Advantage Global Health Sciences Fund             0                  0                 0
Global Growth Fund                                0                  0                 0

Advantage Global Health Sciences Fund assumed liabilities under a previous plan for INVESCO Global Health Sciences Fund, Inc. which was terminated on May 16, 2001. Pension Expenses for November 1, 2000 through May 15, 2001, prior to the termination, amount to $82,637 and the Pension Liability assumed at that date amounted to $173,979.

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions for Advantage Global Health Sciences Fund during the period ended August 31, 2001, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                                REALIZED
                                                                                                 LOSS ON
                                   PURCHASES                           SALES                   INVESTMENT          VALUE AT
                           ------------------------------------------------------------
AFFILIATE                  SHARES              COST            SHARES          PROCEEDS        SECURITIES          8/31/2001
------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE
   GLOBAL HEALTH
   SCIENCES FUND
Afx Inc
   Pfd, Series F Shrs          --                --                --                --                --     $   3,000,000
   Warrants (Warrants to
      purchase Pfd, Series F
      Shrs, Exp 2001)          --                --         1,000,000     $           0     $      (1,000)               --
Caresoft Inc
   Conv Pfd, Series C Shrs     --                --                --                --                --       $ 1,111,182
   Pfd, Series A Shrs          --                --                --                --                --         1,529,477
   Pfd, Series B Shrs          --                --                --                --                --           224,323
     Secured Conv Sub
      Bridge Notes,
      8.000%,
      8/31/2001           750,000     $     750,000           750,000     $     750,000     $           0                --
     Secured Conv Sub
      Bridge Notes,
      8.000%,
      10/1/2001           175,000           175,000                --                --                --           175,000
   Warrants (Warrants to
      purchase Pfd, Series A
      Shrs, Exp 2004)          --                --                --                --                --                59
    Warrants (Warrants to
      purchase Pfd, Series C
      Shrs
         (Exp 2004)            --                --                --                --                --                 0
         (Exp 3/2006)     147,638                 0                --                --                --                 0
         (Exp 6/2006)      34,449                 0                --                --                --                 0
                                                                                                REALIZED
                                                                                                 LOSS ON
                                   PURCHASES                           SALES                   INVESTMENT          VALUE AT
                           ------------------------------------------------------------
AFFILIATE                  SHARES              COST            SHARES          PROCEEDS        SECURITIES          8/31/2001
------------------------------------------------------------------------------------------------------------------------------
Ecogen Technologies I          --                --                --                --                --                 1
Genomica Corp                  --                --         1,111,111         4,480,455          (519,545)        4,580,170
Genomica Corp
   Warrants (Exp 2003)         --                --                --                --                --            24,418
GenoPlex Inc
   Cmn                  3,663,120           408,490                --                --                --           137,142
   Pfd, Series A Shrs          --                --           610,520           610,520                 0                --
   Warrants (Warrants to
      purchase Pfd, Series A
      Shrs, Exp 2003)          --                --            60,000                 0                 0                --
Instrumentation Metrics
   Conv Bridge Notes
      7.500%, 2/9/2002    123,970           123,970                --                --                --           123,970
    Conv Pfd, Series C Shrs    --                --                --                --                --         5,934,956
Locus Discovery, Pfd
   Series C Shrs        2,000,000         4,500,000                --                --                --         4,500,000
NeoThermia Corp
   Pfd, Series C Shrs   2,439,026         2,000,001                --                --                --         2,000,001
Optimize Inc, Pfd
   Series C Shrs               --                --                --                --                --         7,000,000
Physiome Sciences
   Pfd, Series B Shrs          --                --                --                --                --         1,499,998
UltraGuide Inc, Pfd
   Series E Shrs          445,050         1,348,502                --                --                --         1,348,502
   Series F Shrs           50,000           151,500                --                --                --           151,500
Xenometric Inc                 --                --           215,485           122,735        (1,480,689)               --
=============================================================================================================================
                                                                                                                $33,340,699
=============================================================================================================================

Interest income in the amount of $7,670 was received from Caresoft Inc, Bridge Notes, 8.000%, 7/2/2001; $20,275 from Caresoft Inc, Bridge Notes, 8.000%,
8/31/2001;  $2,608 from Caresoft Inc, Bridge Notes, 8.000%,  10/1/2001; and $419
from Insturmentation Metrics, Conv Bridge Notes, 7.500%, 2/9/2002 for the period ended August 31, 2001. No dividend or interest income was received from any other affiliated companies.

NOTE 6 -- SECURITIES LOANED. The Funds have entered into a securities lending arrangement with the custodian effective April 27, 2001. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund and is disclosed as "Other Investments" in the Statement of Assets and Liabilities. As of August 31, 2001, Advantage Global Health Sciences has on loan securities valued at $9,644,700. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The securities loaned income is recorded in the Statement of
Operations. At August 31, 2001, there were no such securities lending arrangements for Advantage and Global Growth Funds.

NOTE 7 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Pursuant to each's prospectus, Advantage Fund and Advantage Global Health Sciences Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes and for purchasing securities, or by engaging in reverse repurchase agreements with any party. Prior to reorganization, Advantage Global Health Sciences Fund did not participate in Interfund Borrowing and Lending. The Global Growth Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the year/period ended August 31, 2001, Advantage Fund and Advantage Global Health Sciences Fund borrowed cash at a weighted average rate ranging from 4.25% to 5.71%. At August 31, 2001, there were no such borrowings and/ or lendings for any other Fund.

NOTE 8 -- LINES OF CREDIT. The Advantage and Advantage Global Health Sciences Funds have available a Line of Credit Facility ("LOC"), from a bank, to be used for temporary or emergency purposes to fund redemptions of investor shares or to borrow for the purpose of investment activities. The LOC permits borrowings to a maximum of 33 1/3% of the net assets at value for the Advantage and Advantage Global Health Sciences Funds. The Advantage and Advantage Global Health Sciences Funds agree to pay periodic fees and interest on the unpaid principal balance at prevailing market rates as defined in the LOC agreement. During the year/period ended August 31, 2001, Advantage and Advantage Global Health Sciences borrowed cash at a weighted average rate ranging from 3.83% to 5.04% for purposes of investing. At August 31, 2001, Advantage Global Health Sciences Fund had an outstanding line of credit at an interest rate of 4.25%. The amount of the borrowing and the related accrued interest are presented in the Statement of Assets and Liabilities. At August 31, 2001, there were no such borrowings for Advantage Fund.

The Global  Growth  Fund has  available  a  Redemption  Line of Credit  Facility
("RLOC"), from a consortium national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The RLOC permits borrowings to a maximum of 10% of the net assets at value of the Global Growth Fund. The Global Growth Fund agrees to pay annual fees and interest on the unpaid principal balance at prevailing market rates as defined in the LOC agreement. At August 31, 2001, there were no such borrowings for Global Growth Fund.

NOTE 9 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares of the Fund are currently sold with a front-end sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder; it is not an expense of the Fund. For the year/period ended August 31, 2001, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                      CLASS A                 CLASS B              CLASS C
--------------------------------------------------------------------------------
Advantage Fund          $ 154,364               $ 146,526             $ 35,513
Advantage Global Health
  Sciences Fund                 0                       0                    6
Global Growth Fund              0                       0                  267

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Counselor Series Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investment securities, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Advantage Fund, Advantage Global Health Sciences Fund (formerly INVESCO Global Health Sciences Fund), and the Global Growth Fund (three of the portfolios constituting INVESCO Counselor Series Funds, Inc., formerly INVESCO Advantage Series Funds, Inc. and hereafter referred to as the "Funds") at August 31, 2001, the results of each of their operations for each of the periods indicated, the changes in each of their net assets for each of the periods indicated, the cash flows for Advantage Global Health Sciences Fund for the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodians and brokers provide a reasonable basis for our opinion.

As disclosed in the Statement of Investment Securities and the accompanying Schedule of Restricted or Illiquid Securities for the Advantage Global Health Sciences Fund, securities valued at $61,312,837 (12.79 percent of net assets), have been estimated by the Board of Directors in the absence of readily available market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

PricewaterhouseCoopers LLP

Denver, Colorado
September 28, 2001

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND-- CLASS A
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                      YEAR         PERIOD
                                                                                     ENDED          ENDED
                                                                                 AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                                      2001           2000(a)
PER SHARE DATA

Net Asset Value--Beginning of Period                                          $     10.24     $    10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                                                      (0.04)          0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                   (2.02)          0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                     (2.06)          0.24
=============================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)                                               0.00           0.00
Distributions from Capital Gains                                                      0.48           0.00
=============================================================================================================
TOTAL DISTRIBUTIONS                                                                   0.48           0.00
=============================================================================================================
Net Asset Value--End of Period                                                 $      7.70     $    10.24
=============================================================================================================

TOTAL RETURN(e)                                                                    (21.20%)         2.40%(f)

RATIOS
Net Assets-- End of Period ($000 Omitted)                                       $   34,086     $    41,413
Ratio of Expenses to Average Net Assets
   (including dividends on investment securities sold short)(g)                      2.51%          1.82%(h)
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment securities sold short)(g)                      2.41%          1.82%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets                         (0.26%)         3.28%(h)
Portfolio Turnover Rate                                                             1,713%(i)          5%(f)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) The per share information was computed based on average shares for the year ended August 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(d) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended August 31, 2001.
(e) The applicable sales charges are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(h)      Annualized
(i) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND--CLASS B
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                      YEAR         PERIOD
                                                                                     ENDED          ENDED
                                                                                 AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                                      2001           2000(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                                        $       10.24     $    10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                                      (0.03)          0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                   (2.09)          0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                     (2.12)          0.24
=============================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                                                      0.48           0.00
=============================================================================================================
Net Asset Value--End of Period                                               $        7.64     $    10.24
=============================================================================================================

TOTAL RETURN(c)                                                                     (21.83%)         2.40%(d)

RATIOS
Net Assets-- End of Period ($000 Omitted)                                    $      19,292     $    10,878
Ratio of Expenses to Average Net Assets
   (including dividends on investment securities sold short)(e)                      3.45%           2.56%(f)
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment securities sold short)(e)                      3.31%           2.56%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets                         (1.23%)          2.53%(f)
Portfolio Turnover Rate                                                             1,713%(g)           5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)      Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE FUND--CLASS C
-------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                      YEAR         PERIOD
                                                                                     ENDED          ENDED
                                                                                 AUGUST 31      AUGUST 31
-------------------------------------------------------------------------------------------------------------
                                                                                      2001           2000(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                         $       10.24     $    10.00
=============================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                                      (0.05)          0.00
Net Gains or (Losses) on Securities (Both Realized and Unrealized)                   (2.08)          0.24
=============================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                                     (2.13)          0.24
=============================================================================================================
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS                                                      0.48           0.00
=============================================================================================================
Net Asset Value--End of Period                                               $        7.63      $   10.24
=============================================================================================================

TOTAL RETURN(c)                                                                    (21.94%)         2.40%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                                     $      15,523      $   8,482
Ratio of Expenses to Average Net Assets
   (including dividends on investment securities sold short)(e)                      3.61%          2.57%(f)
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment securities sold short)(e)                      3.47%          2.57%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets                         (1.39%)         2.53%(f)
Portfolio Turnover Rate                                                            1,713%(g)           5%(d)

(a) From August 25, 2000, commencement of investment operations, to August 31, 2000.
(b) Net Investment Income aggregated less than $0.01 on a per share basis for the period ended August 31, 2000.
(c) The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)      Annualized
(g) Portfolio Turnover is greater than most funds due to the investment style of the Fund.

FINANCIAL HIGHLIGHTS

ADVANTAGE  GLOBAL HEALTH SCIENCES FUND--CLASS A
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      PERIOD
                                                       ENDED
                                                    AUGUST 31                      YEAR ENDED OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                                         2001(a)      2000         1999         1998         1997          1996
PER SHARE DATA
Net Asset Value--Beginning of Period             $      24.25     $  17.96     $  21.08     $  21.25     $  22.23     $    18.51
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                                  (0.12)       (0.13)       (0.02)(d)    (0.00)       (0.07)         (0.10)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                       (6.12)        8.83         0.99(d)      3.76         3.56           3.82
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                        (6.24)        8.70         0.97         3.76         3.49           3.72
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                     0.00         0.07         0.00         0.00         0.00           0.00
Distributions from Capital Gains                         3.38         2.34         4.09         3.93         4.47           0.00
In Excess of Capital Gains                               0.06         0.00         0.00         0.00         0.00           0.00
====================================================================================================================================
TOTAL DISTRIBUTIONS                                      3.44         2.41         4.09         3.93         4.47           0.00
====================================================================================================================================
Net Asset Value-- End of Period                  $      14.57     $  24.25     $  17.96     $  21.08     $  21.25      $   22.23
====================================================================================================================================

TOTAL RETURN-- NAV                                    (28.88%)(e)(f) 52.72%        4.90%       20.74%      18.60%          20.10%
TOTAL RETURN-- SHARE PRICE                                 --        40.75%(g)     4.74%(g)    40.29%(g)   32.98%(g)       15.25%(g)

RATIOS
Net Assets--End of Period ($000 Omitted)          $    478,876    $938,494     $678,030     $586,263     $526,215      $ 455,842
Ratio of Expenses to Average Net Assets
   (including dividends on investment
   securities sold short)                             1.60%(h)(i)     1.16%(h)     1.20%(h)     1.21%(h)    1.22%(h)        1.21%
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment
   securities sold short)                             1.55%(h)(i)       --           --           --          --              --
Ratio of Net Investment Loss to Average Net Assets   (0.79%)(h)      (0.62%)      (0.13%)      (0.17%)     (0.15%)         (0.44%)
Portfolio Turnover Rate                                183%(f)         196%         129%          87%        145%             91%

(a) From November 1, 2000 to August 31, 2001, the Fund's current fiscal year-end.
(b) The per share information was computed using average shares for the period ended August 31, 2001 and the years ended October 31, 2000 and 1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended October 31, 1998.
(d) Per share data includes an additional 7,601,529 shares attributed to the Rights Offering at June 21, 1999.
(e) The applicable sales charges are not included in the Total Return calculation.
(f) Based on operations for the period shown and, accordingly, is not representative of a full year.
(g) Total investment return was calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, were assumed, for purposes of this calculation, to have been reinvested at prices obtained under the Fund's dividend reinvestment plan (prior to Fund's reorganization on May 16, 2001). Total investment return does not reflect sales charges or brokerage commissions.
(h)   Annualized
(i) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

FINANCIAL HIGHLIGHTS
ADVANTAGE GLOBAL HEALTH SCIENCES FUND--CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PERIOD
                                                                     ENDED
                                                                 AUGUST 31
--------------------------------------------------------------------------------
                                                                       2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                              $   14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                   (0.05)
Net Gains on Securities (Both Realized and Unrealized)                 0.38
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       0.33
================================================================================
Net Asset Value--End of Period                                    $   14.68
================================================================================

TOTAL RETURN(c)                                                        2.30%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                          $    337
Ratio of Expenses to Average Net Assets
   (including dividends on investment securities sold short)(e)        4.14%(f)
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment securities sold short)(e)        3.74%(f)
Ratio of Net Investment Loss to Average Net Assets                    (2.68%)(f)
Portfolio Turnover Rate                                                 183%(g)


(a)   From May 16, 2001, since inception of Class B, to August 31, 2001.
(b)   The per share information was computed using average shares.
(c)   The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 2000 to August 31, 2001.

FINANCIAL HIGHLIGHTS
ADVANTAGE  GLOBAL HEALTH SCIENCES FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PERIOD
                                                                     ENDED
                                                                 AUGUST 31
--------------------------------------------------------------------------------
                                                                       2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                             $    14.35
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                   (0.04)
Net Gains on Securities (Both Realized and Unrealized)                 0.14
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                       0.10
================================================================================
Net Asset Value-- End of Period                                  $    14.45
================================================================================

TOTAL RETURN(c)                                                        0.70%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                         $      312
Ratio of Expenses to Average Net Assets
   (including dividends on investment securities sold short)(e)        4.51%(f)
Ratio of Expenses to Average Net Assets
   (excluding dividends on investment securities sold short)(e)        3.93%(f)
Ratio of Net Investment Loss to Average Net Assets                    (2.86%)(f)
Portfolio Turnover Rate                                                 183%(g)


(a)   From May 16, 2001, since inception of Class C, to August 31, 2001.
(b)   The per share information was computed using average shares.
(c)   The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)   Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the period from November 1, 2000 to August 31, 2001.

FINANCIAL HIGHLIGHTS
GLOBAL GROWTH FUND--CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PERIOD
                                                                     ENDED
                                                                 AUGUST 31
--------------------------------------------------------------------------------
                                                                      2001(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                           $     10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                  (0.01)
Net Losses on Securities (Both Realized and Unrealized)              (4.86)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (4.87)
================================================================================
Net Asset Value--End of Period                                 $      5.13
================================================================================

TOTAL RETURN(b)                                                     (48.70%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                       $     1,190
Ratio of Expenses to Average Net Assets(d)                            4.43%(e)
Ratio of Net Investment Loss to Average Net Assets                   (3.09%)(e)
Portfolio Turnover Rate                                                257%(c)


(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b) The applicable sales charges are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)   Annualized

FINANCIAL HIGHLIGHTS
GLOBAL GROWTH FUND--CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PERIOD
                                                                     ENDED
                                                                 AUGUST 31
--------------------------------------------------------------------------------
                                                                      2001(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                            $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                  (0.02)
Net Losses on Securities (Both Realized and Unrealized)              (4.88)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (4.90)
================================================================================
Net Asset Value--End of Period                                  $     5.10
================================================================================

TOTAL RETURN(b)                                                     (49.00%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                        $       71
Ratio of Expenses to Average Net Assets(d)                           5.35%(e)
Ratio of Net Investment Loss to Average Net Assets                  (4.20%)(e)
Portfolio Turnover Rate                                               257%(c)


(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b)   The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)   Annualized

FINANCIAL HIGHLIGHTS
GLOBAL GROWTH FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PERIOD
                                                                     ENDED
                                                                 AUGUST 31
--------------------------------------------------------------------------------
                                                                      2001(a)

PER SHARE DATA
Net Asset Value--Beginning of Period                            $    10.00
================================================================================
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                  (0.11)
Net Losses on Securities (Both Realized and Unrealized)              (4.81)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                     (4.92)
================================================================================
Net Asset Value--End of Period                                  $     5.08
================================================================================

TOTAL RETURN(c)                                                     (49.20%)(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                        $      366
Ratio of Expenses to Average Net Assets(e)                            6.11%(f)
Ratio of Net Investment Loss to Average Net Assets                   (5.44%)(f)
Portfolio Turnover Rate                                                257%(c)

(a) From November 29, 2000, commencement of investment operations, to August 31, 2001.
(b)   The per share information was computed using average shares.
(c)   The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)   Annualized

OTHER INFORMATION

(UNAUDITED) INVESCO Counselor Series Funds, Inc.

Advantage Global Health Sciences Fund

Annual Shareholder Meeting

The Fund's annual meeting of shareholders was held on May 8, 2001. Shareholders voted to re-elect Mark H. Williamson and Larry Soll, Ph.D. as Trustees. The resulting vote count for these nominees is as follows:

1. Election of two Class B Trustees:

Mark H. Williamson                          Larry Soll, Ph.D.


For:                    21,302,916          For:                   21,370,105
Withheld Authority:      1,972,256          Withheld Authority:     1,905,068

Shareholders also approved each of seven proposals comprising a comprehensive plan to reorganize the Fund as INVESCO Advantage Global Health Sciences Fund, a newly created series of an existing open-end management investment company, INVESCO Counselor Series Funds, Inc. (the "Reorganization"). Separate votes were taken on each Proposal required for Reorganization, as required by applicable regulation. However, the terms of the Reorganization required that the Reorganization would be implemented only if shareholders approved each and every individual proposal comprising the Reorganization. Each of the seven proposals which comprised the Reorganization were approved as follows:

1.    Agreement and Plan of Reorganization

       For:                                16,769,678

       Against:                             3,869,922

       Abstain:                               680,836

       Broker Non-Vote:                     1,954,736

2. New Investment Advisory Agreement between INVESCO and the New Fund resulting from the Reorganization

       For:                                16,709,841

       Against:                             3,866,827

       Abstain:                               743,769

       Broker Non-Vote:                     1,954,735

3.    Fundamental Investment Restriction Relating to Borrowing

       For:                                16,699,687

       Against:                             3,865,779

       Abstain:                               754,969

       Broker Non-Vote:                     1,954,738

4.    Fundamental Investment Restriction Relating to Issuer Diversification

       For:                                16,778,727

       Against:                             3,792,963

       Abstain:                               748,745

       Broker Non-Vote:                     1,954,738

5.    Fundamental Investment Restriction Relating to Lending

       For:                                16,756,909

       Against:                             3,803,700

       Abstain:                               759,828

       Broker Non-Vote:                     1,954,735

6.    Conforming Language of Fundamental Investment Policies

       For:                               16,794,397

       Against:                            3,737,890

       Abstain:                              788,150

       Broker Non-Vote:                    1,954,735

7.    Fundamental Investment Restriction Relating to Master-Feeder Structure

       For:                               16,696,888

       Against:                            3,791,180

       Abstain:                              832,368

       Broker Non-Vote:                    1,954,736

As  a  result  of  shareholder   approval  of  the  preceding   proposals,   the
Reorganization was implemented. At the close of business on May 15, 2001, the Fund became INVESCO Advantage Global Health Sciences Fund.

WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web:  invescofunds.com

INVESCO Distributors, Inc., (SM)Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


ACOU   9214    9/01